UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 07751

Nuveen Multistate Trust IV

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: May 31

Date of reporting period: February 28, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 0.6%

$1,535	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/13 at 100.00	BBB	$1,550,319
	Education and Civic Organizations – 3.7%

1,200	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Kansas State University Housing System, Series 2005A, 5.000%, 4/01/22 – NPFG Insured	4/15 at 100.00	Aa3	1,304,532

2,950	Kansas Development Finance Authority, Refunding Revenue Bonds, University of Kansas Center for Research Inc. Project, Series 2012-E1, 4.000%, 2/01/24	2/20 at 100.00	Aa1	3,275,503

	Kansas Development Finance Authority, Revenue Bonds, Kansas Board of Regents University of Kansas Medical Center Research Institute, Series 2010N:
675	5.000%, 4/01/29	4/20 at 100.00	Aa1	772,463
1,390	5.000%, 4/01/30	4/20 at 100.00	Aa1	1,582,070

510	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project, Series 2012, 4.375%, 10/01/31	No Opt. Call	BBB	505,818

1,750	Topeka, Kansas, Economic Development Revenue Bonds, YMCA Project, Refunding Series 2011A, 6.500%, 9/01/32	9/21 at 100.00	N/R	1,857,258
8,475	Total Education and Civic Organizations			9,297,644
	Health Care – 23.4%

8,650	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C, 5.750%, 11/15/38 (UB)	11/19 at 100.00	AA	10,213,142

2,400	Kansas Development Finance Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009D, 5.000%, 11/15/29 (UB)	11/17 at 100.00	AA	2,686,920

1,680	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2005L, 5.000%, 11/15/20	11/15 at 100.00	A2	1,855,829

3,950	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Hays Medical Center Inc., Series 2010Q, 5.000%, 5/15/35	5/19 at 100.00	A2	4,295,349

5,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, KU Health System, Series 2011H, 5.125%, 3/01/39	3/20 at 100.00	A+	5,444,350

2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2008F, 5.375%, 11/15/28	11/17 at 100.00	A2	2,202,180

3,715	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2011F, 5.250%, 11/15/29	11/19 at 100.00	A2	4,153,816

	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A:
1,010	5.000%, 1/01/20	No Opt. Call	AA	1,223,302
1,000	5.000%, 1/01/23	1/20 at 100.00	AA	1,174,490
1,515	5.000%, 1/01/40 (UB)	1/20 at 100.00	AA	1,651,653

1,750	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Tender Option Bond Trust 4153, 18.117%, 1/01/18 (IF) (4)	No Opt. Call	AA	2,381,173

3,250	Labette County Medical Center, Kansas, Revenue Bonds, Series 2007A, 5.750%, 9/01/37	9/17 at 100.00	N/R	3,361,865

	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006:
2,500	5.125%, 7/01/26	7/16 at 100.00	A1	2,649,225
500	5.125%, 7/01/36	7/16 at 100.00	A1	522,260

3,000	Manhattan, Kansas, Hospital Revenue Bonds, Mercy Regional Health Center, Inc., Refunding Series 2013, 5.000%, 11/15/29	11/22 at 100.00	A	3,400,740

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$3,000	Neosho County, Kansas, Hospital Revenue Bonds, Neosho Memorial Regional Medical Center, Series 2006A, 5.150%, 9/01/31	9/14 at 100.00	N/R	$3,062,580

1,000	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2010A, 5.000%, 9/01/30	9/19 at 100.00	A+	1,094,240

500	Olathe, Kansas, Health Facilities Revenue Bonds, Olathe Medical Center, Series 2012A, 4.000%, 9/01/30	9/21 at 100.00	A+	524,830

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 2011A, 6.000%, 7/01/33	7/21 at 100.00	A–	1,678,740

750	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006, 4.625%, 10/01/31	4/16 at 100.00	A1	778,845

4,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi Health System Inc., Series 2011A-IV, 5.000%, 11/15/29	11/21 at 100.00	AA–	4,558,240
52,670	Total Health Care			58,913,769
	Housing/Single Family – 1.3%

1,510	Sedgwick and Shawnee Counties, Kansas, FNMA/GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 2005A, 5.550%, 6/01/37 (Alternative Minimum Tax)	6/15 at 105.00	Aaa	1,534,311

55	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	Aaa	58,320

1,690	Sedgwick and Shawnee Counties, Kansas, Mortgage Backed Securities Program Single Family Mortgage Revenue Bonds, Series 2006A-6, 5.550%, 6/01/38 (Alternative Minimum Tax)	6/16 at 103.00	Aaa	1,801,168
3,255	Total Housing/Single Family			3,393,799
	Long-Term Care – 4.5%

3,125	Kansas Development Finance Authority, Revenue Bonds, Lifespace Communities, Inc., Refunding Series 2010S, 5.000%, 5/15/30	5/20 at 100.00	A	3,348,281

	Lenexa, Kansas, Health Care Facilities Revenue Bonds, Lakeview Village Inc, Refunding & Improvement Series 2007:
1,270	5.125%, 5/15/16	No Opt. Call	N/R	1,343,838
1,100	5.500%, 5/15/39	5/17 at 100.00	N/R	1,124,552

2,030	Manhattan Health Care Facility Revenue Bonds, Kansas, Meadowlarks Hills Retirement, Series 2007B, 5.125%, 5/15/42	5/14 at 103.00	N/R	2,024,641

2,000	Olathe, Kansas, Senior Living Facility Revenue Bonds, Aberdeen Village Inc, Refunding Series 2005A, 5.600%, 5/15/28	5/13 at 100.00	N/R	2,000,600

1,540	Olathe, Kansas, Senior Living Facility Revenue Bonds, Catholic Care Campus Santa Marta, Series 2006A, 6.000%, 11/15/38	11/16 at 100.00	N/R	1,584,645
11,065	Total Long-Term Care			11,426,557
	Tax Obligation/General – 14.5%

4,000	Allen County, Kansas Public Building Commission Revenue Bonds, Allen County Hospital Project, Series 2012, 5.150%, 12/01/36	12/22 at 100.00	A	4,368,040

2,500	Butler and Sedgwick Counties Unified School District 385, Andover, Kansas, General Obligation Refunding and Improvement Bonds, Series 2000, 6.000%, 9/01/16 – AGM Insured	No Opt. Call	AA–	2,943,250

65	Cowley County Unified School District 465, Winfield, Kansas, General Obligation Bonds, Series 2003, 5.250%, 10/01/23 – NPFG Insured	10/13 at 100.00	Baa2	66,561

3,000	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds, Series 2011A, 5.250%, 9/01/28	9/21 at 100.00	Aa3	3,604,590

2,250	Johnson County Unified School District 229, Blue Valley, Kansas, General Obligation Bonds, Series 2012A, 5.000%, 10/01/23 – NPFG Insured	10/22 at 100.00	Aaa	2,851,020

2	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$2,000	Johnson County Unified School District 231, Gardner, Edgerton and Antioch, Kansas, General Obligation Bonds, Refunding and Improvement Series 2012A, 5.000%, 10/01/23	10/22 at 100.00	A+	$2,424,980

4,000	Leavenworth County Unified School District 469, Lansing, Kansas, General Obligation Bonds, Series 2012, 4.000%, 9/01/38	No Opt. Call	Aa3	4,165,520

2,425	Puerto Rico Government Development Bank, Senior Note Revenue Bonds, Senior Notes, Series 2006C, 5.250%, 1/01/15 (Alternative Minimum Tax)	No Opt. Call	BBB	2,463,946

1,100	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2011C, 6.500%, 7/01/40	7/21 at 100.00	BBB+	1,220,428

	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2012A:
600	5.500%, 7/01/39	7/22 at 100.00	BBB+	615,594
1,805	5.000%, 7/01/41	7/22 at 100.00	BBB+	1,784,640

3,000	Sedgwick County Unified School District 260, Kansas, General Obligation Bonds, Refunding & School Improvement Series 2012, 5.000%, 10/01/30	10/22 at 100.00	AA–	3,547,590

3,000	Sedgwick County Unified School District 262, Kansas, General Obligation Bonds, Series 2008, 5.000%, 9/01/23 – AGC Insured	9/18 at 100.00	AA–	3,535,590

500	Unified School District 470, Cowley County, Kansas, General Obligation Bonds, Series 2008A, 5.500%, 9/01/21 – AGM Insured	9/18 at 100.00	AA–	603,275

2,085	Wyandotte County Unified School District 203, Piper, Kansas, General Obligation Bonds, Series 2008B, 5.500%, 9/01/28	9/18 at 100.00	AA–	2,495,328
32,330	Total Tax Obligation/General			36,690,352
	Tax Obligation/Limited – 27.1%

1,000	Dodge City, Kansas, Sales Tax Revenue Bonds, Series 2009, 5.000%, 6/01/34 – AGC Insured	6/19 at 100.00	AA–	1,150,530

875	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	974,190

1,000	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	1,120,580

	Johnson County Public Building Commission, Kansas, Lease Purchase Revenue Bonds, Series 2011A:
1,820	4.000%, 9/01/25	9/20 at 100.00	AAA	2,049,338
2,020	4.000%, 9/01/26	9/20 at 100.00	AAA	2,260,299
1,625	4.000%, 9/01/27	9/20 at 100.00	AAA	1,804,790
1,220	4.125%, 9/01/28	9/20 at 100.00	AAA	1,357,152
1,270	4.250%, 9/01/29	9/20 at 100.00	AAA	1,417,142

1,200	Kansas Development Finance Authority, Athletic Facilities Revenue Bonds, K-State Athletics Inc Project, Series 2011-A1, 5.000%, 7/01/28	7/16 at 100.00	A1	1,333,044

	Kansas Development Finance Authority, Athletic Facilities Revenue Bonds, K-State Athletics, Inc., Project, Series 2012B-1:
2,750	5.000%, 7/01/30	7/17 at 100.00	A1	3,084,675
1,855	5.000%, 7/01/32	7/17 at 100.00	A1	2,080,754

365	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and Development Facilities Projects, Series 2003C, 5.000%, 10/01/23 – AMBAC Insured	4/13 at 102.00	AA	373,837

1,665	Kansas Development Finance Authority, K-State Olathe Innovation Campus Inc., Johnson County Sales Tax Revenue Bonds, Series 2009L, 5.000%, 9/01/39	9/19 at 100.00	AA	1,901,230

1,140	Kansas Development Finance Authority, Lease Revenue Bonds, Department of Administration, State Capitol Restoration Project, Series 2004G-1, 5.125%, 4/01/21 – NPFG Insured	4/14 at 100.00	AA	1,196,248

3,910	Kansas Development Finance Authority, Revenue Bonds, Department of Administration, Comprehensive Transportation Program, Series 2006A, 5.000%, 11/01/23 – FGIC Insured	11/16 at 100.00	AA	4,462,835

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Tax Obligation/Limited (continued)

	Kansas Development Finance Authority, Revenue Bonds, Department of Commerce Impact Program, Series 2011K:
$4,900	5.000%, 12/01/20	12/19 at 100.00	AA		$5,920,131
2,605	4.000%, 12/01/22	12/19 at 100.00	AA		2,895,484

40	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2001W, 5.000%, 10/01/17 – NPFG Insured	4/13 at 100.00	AA		40,162

1,155	Kansas Development Finance Authority, Revenue Bonds, State Projects, Series 2004A, 5.000%, 4/01/22 – FGIC Insured	4/14 at 101.00	AA		1,223,595

5,000	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.250%, 1/01/32 – AMBAC Insured	1/17 at 100.00	BB+		5,139,500

	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010:
805	5.200%, 4/01/20	No Opt. Call	BBB		920,340
1,350	5.900%, 4/01/32	4/20 at 100.00	BBB		1,513,607

2,675	Overland Park, Kansas, Sales Tax Special Obligation Revenue Bonds, Prairiefire at Lionsgate Project, Series 2012, 6.000%, 12/15/32	No Opt. Call	N/R		2,674,706

3,800	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2006, 5.000%, 7/01/46	7/16 at 100.00	BBB+		3,700,516

2,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2012U, 5.250%, 7/01/42 – AMBAC Insured	7/22 at 100.00	BBB+		2,003,520

1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/32	8/26 at 100.00	A+		1,060,010

1,535	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.250%, 8/01/41	8/20 at 100.00	A+		1,619,318

7,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/56	No Opt. Call	AA–		587,625

5,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32	No Opt. Call	BBB+		5,480,450

1,150	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2		1,252,304

750	Washington County Public Building Commission, Kansas, Revenue Bonds, Law Enforcement Center Refinancing and Hospital Project, Series 2013, 5.000%, 9/01/42 (WI/DD, Settling 3/07/13) – AGM Insured	9/22 at 100.00	AA–		812,850

7,630	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21	No Opt. Call	BBB+		5,082,343
72,610	Total Tax Obligation/Limited				68,493,105
	Transportation – 1.2%

1,750	Kansas Turnpike Authority, Revenue Bonds, Series 2012A, 4.000%, 9/01/26 – AGM Insured	9/20 at 100.00	AA–		1,926,418

945	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–		1,051,861
2,695	Total Transportation				2,978,279
	U.S. Guaranteed – 6.8% (5)

2,000	Butler County Unified School District 402, Kansas, General Obligation Bonds, Series 2008A, 5.125%, 9/01/32 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1	(5)	2,290,960

	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Scientific Research and Development Facilities Projects, Series 2003C:
2,010	5.000%, 10/01/23 (Pre-refunded 4/01/13) – AMBAC Insured	4/13 at 102.00	Aa2	(5)	2,059,124
625	5.000%, 10/01/23 (Pre-refunded 4/01/13) – AMBAC Insured	4/13 at 102.00	Aa2	(5)	640,275

4	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed (5) (continued)

$1,010	Wichita, Kansas, Revenue Bonds, CSJ Health System of Wichita, Inc., Series 1985-XXV, 7.200%, 10/01/15 (ETM)	5/13 at 100.00	A+	(5)	$1,085,730

	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2004B:
1,000	5.000%, 9/01/24 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	AA–	(5)	1,071,320
9,265	5.000%, 9/01/32 (Pre-refunded 9/01/14) – AGM Insured	9/14 at 100.00	AA–	(5)	9,925,777
15,910	Total U.S. Guaranteed				17,073,186
	Utilities – 11.7%

3,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company, Series 2005, 4.650%, 9/01/35 – SYNCORA GTY Insured	9/15 at 100.00	BBB		3,107,040

2,235	Burlington, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Refunding Series 2004A, 5.300%, 6/01/31 – NPFG Insured	6/14 at 100.00	A–		2,293,177

	Kansas State Power Pool, Electric Utility Revenue Bonds, Dogwood Energy Facility, Series 2012A:
1,395	5.000%, 12/01/22	No Opt. Call	Baa1		1,592,044
1,265	5.000%, 12/01/23	12/22 at 100.00	Baa1		1,430,702
2,575	5.000%, 12/01/31	12/20 at 100.00	Baa1		2,781,695

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2012A, 5.050%, 7/01/42	7/22 at 100.00	BBB+		2,992,950

2,300	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/32	No Opt. Call	A3		2,487,749

4,500	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Refunding Series 2012A, 5.000%, 9/01/32	9/22 at 100.00	A+		5,213,475

	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2009A:
1,075	5.000%, 9/01/29 – BHAC Insured	3/19 at 100.00	AA+		1,242,560
3,000	5.250%, 9/01/34 – BHAC Insured	3/19 at 100.00	AA+		3,500,400

1,535	Wyandotte County-Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Series 2011A, 5.000%, 9/01/28	9/21 at 100.00	A+		1,787,201

1,000	Wyandotte County-Kansas City Unified Government, Kansas, Industrial Revenue Bonds, Board of Public Utilities Office Building Complex, Series 2001, 5.000%, 5/01/21 – NPFG Insured	5/13 at 100.00	Baa2		1,003,840
26,880	Total Utilities				29,432,833
	Water and Sewer – 6.2%

2,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2005, 5.875%, 7/01/35	7/15 at 100.00	Ba2		2,066,620

3,000	Kansas Development Finance Authority, Water Pollution Control Revolving Fund, State Match Program, Series 2008-CW, 5.000%, 11/01/24	11/13 at 100.00	AAA		3,094,260

2,880	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB		2,982,643

2,000	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Refunding Series 2011A, 5.000%, 10/01/28	10/21 at 100.00	AA–		2,380,120

2,500	Wichita, Kansas, Water and Sewer Utility Revenue Bonds, Series 2009A, 5.000%, 10/01/39	10/19 at 100.00	AA–		2,858,825

2,000	Wyandotte County/Kansas City Unified Government Board of Utilities, Kansas, Utility System Revenue Bonds, Series 2012B, 5.000%, 9/01/37	No Opt. Call	A+		2,269,419
14,380	Total Water and Sewer				15,651,887
$241,805	Total Long-Term Investments (cost $236,424,610) – 101.0%				254,901,730

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Kansas Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 1.4%

	Tax Obligation/General – 1.4%

$3,400	Wichita, Kansas, General Obligation Bonds, Variable Rate Demand Obligations, Renewal and Improvement Temporary Notes, Series 2011-248, 0.300%, 8/15/13 (6)	3/13 at 100.00	SP-1+	$3,400,476
$3,400	Total Short-Term Investments (cost $3,399,100)			3,400,476
	Total Investments (cost $239,823,710) – 102.4%			258,302,206
	Floating Rate Obligations – (3.7)%			(9,420,000)
	Other Assets Less Liabilities – 1.3%			3,478,279
	Net Assets – 100%			$252,360,485

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$254,901,730	$—	$254,901,730
Short-Term Investments:
Municipal Bonds	—	3,400,476	—	3,400,476
Total	$—	$258,302,206	$—	$258,302,206

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2013, the cost of investments was $230,034,186.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$19,083,570
Depreciation	(235,160)
Net unrealized appreciation (depreciation) of investments	$18,848,410

6	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(6)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.4%

$25,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A, 0.000%, 5/15/50	5/15 at 11.19	BB–	$1,959,750

4,795	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/13 at 100.00	BBB+	4,842,854
29,795	Total Consumer Staples			6,802,604
	Education and Civic Organizations – 5.6%

1,000	Campbellsville, Kentucky, Revenue Bonds, Campbellsville University, Series 2005, 5.700%, 3/01/34	3/15 at 100.00	N/R	1,032,000

1,000	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2005, 5.000%, 10/01/16 – FGIC Insured	10/15 at 100.00	Aa2	1,116,600

	Kentucky Asset/Liability Commission, General Receipts Revenue Bonds, University of Kentucky, Series 2007A:
1,645	5.000%, 10/01/20 – AMBAC Insured	10/17 at 100.00	Aa2	1,908,332
2,675	5.000%, 10/01/21 – AMBAC Insured	10/17 at 100.00	Aa2	3,094,173
4,435	5.000%, 10/01/22 – AMBAC Insured	10/17 at 100.00	Aa2	5,129,965

1,500	Louisville and Jefferson County Metropolitan Government, Kentucky, General Revenue Bonds, Bellarmine University, Series 2008A, 6.000%, 5/01/38	5/18 at 100.00	Baa3	1,634,865

2,000	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35	10/16 at 100.00	A+	2,091,080

3,320	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/26	6/22 at 100.00	AA–	3,943,197

	University of Kentucky, General Receipts Bonds, Refunding Series 2012A:
1,435	5.000%, 5/01/19	No Opt. Call	Aa2	1,761,376
1,185	5.000%, 5/01/20	No Opt. Call	Aa2	1,477,885
2,340	5.000%, 5/01/21	No Opt. Call	Aa2	2,946,528
22,535	Total Education and Civic Organizations			26,136,001
	Health Care – 16.5%

3,360	Christian County, Kentucky, Hospital Revenue Refunding Bonds, Jennie Stuart Medical Center, Series 2006A, 5.500%, 2/01/36 – AGC Insured	2/18 at 100.00	AA–	3,665,458

	Glasgow, Kentucky, Healthcare Revenue Bonds, T.J. Samson Community Hospital Project, Series 2011:
2,000	6.375%, 2/01/35	8/21 at 100.00	BBB	2,317,440
3,310	6.450%, 2/01/41	8/21 at 100.00	BBB	3,792,035

540	Kentucky Economic Development Finance Authority , Medical Center Revenue Bonds, Ashland Hospital Corporation d/b/a Kings Daughters Medical Center Project, Series 2010A, 5.000%, 2/01/40	2/20 at 100.00	A+	583,038

	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro Medical Health System, Series 2010A:
3,925	5.500%, 6/01/21	6/20 at 100.00	BBB+	4,640,567
165	6.375%, 6/01/40	6/20 at 100.00	BBB+	198,741
5,150	6.500%, 3/01/45	6/20 at 100.00	BBB+	6,203,845

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2009A:
1,100	5.375%, 8/15/24	8/19 at 100.00	AA–	1,269,554
7,090	5.625%, 8/15/27	8/19 at 100.00	AA–	8,248,364

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011:
6,500	5.000%, 8/15/42	8/21 at 100.00	AA–	7,086,950
1,000	5.250%, 8/15/46	8/21 at 100.00	AA–	1,122,160

	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Saint Elizabeth Medical Center, Series 2009A:
50	5.375%, 5/01/34	5/19 at 100.00	AA–	56,361
5,010	5.500%, 5/01/39	5/19 at 100.00	AA–	5,631,390

8	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$7,000	Murray Hospital Facilities, Kentucky, Revenue Bonds, Murray-Calloway County Public Hospital, Series 2007, 5.125%, 8/01/37	8/17 at 100.00	Baa2	$7,136,640

7,000	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011, 6.500%, 3/01/41	3/21 at 100.00	A3	8,404,130

2,195	Rockcastle County, Kentucky, First Mortgage Revenue Bonds, Rockcastle Hospital and Respiratory Care Center Inc. Project, Series 2005, 5.550%, 6/01/30	6/15 at 100.00	BBB–	2,250,116

8,000	Russell, Kentucky, Revenue Bonds, Bon Secours Health System, Series 2013, 5.000%, 11/01/26	No Opt. Call	A–	9,126,800

1,000	Warren County, Kentucky, Hospital Facilities Revenue Bonds, Community Hospital, Series 2007A, 5.000%, 8/01/29	8/17 at 100.00	A	1,051,960

	Warren County, Kentucky, Hospital Revenue Bonds, Bowling Green-Warren County Community Hospital Corporation, Series 2012A:
1,980	5.000%, 10/01/33	10/22 at 100.00	A	2,195,464
2,000	5.000%, 10/01/37	10/22 at 100.00	A	2,197,240
68,375	Total Health Care			77,178,253
	Housing/Multifamily – 0.3%

1,190	Kentucky Housing Corporation, Conduit Multifamily Mortgage Revenue Bonds, Florence Homes III Apartments Project, Series 2005B, 5.000%, 6/01/35 (Mandatory put 6/01/23) (Alternative Minimum Tax)	6/15 at 102.00	N/R	1,251,309
	Housing/Single Family – 2.7%

	Kentucky Housing Corporation Housing Revenue Bonds Series 2011B:
150	3.000%, 1/01/21	No Opt. Call	AAA	159,488
485	3.000%, 7/01/21	No Opt. Call	AAA	517,466
705	3.100%, 7/01/22	7/21 at 100.00	AAA	755,161
360	3.300%, 1/01/23	7/21 at 100.00	AAA	384,073
595	3.300%, 7/01/23	7/21 at 100.00	AAA	634,788
610	3.625%, 1/01/25	7/21 at 100.00	AAA	657,787

130	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2004F, 3.900%, 7/01/31 (Alternative Minimum Tax)	1/14 at 100.00	AAA	130,118

675	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2007K, 5.000%, 7/01/34	1/17 at 100.00	AAA	712,564

2,745	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2007N, 5.000%, 7/01/32 (Alternative Minimum Tax)	No Opt. Call	AAA	2,916,782

	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2008E:
50	5.375%, 7/01/33	1/18 at 100.00	AAA	54,442
10	5.450%, 7/01/38	1/18 at 100.00	AAA	10,476

4,585	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2009B, 5.150%, 7/01/39	1/19 at 100.00	AAA	4,983,345

930	Kentucky Housing Corporation, Housing Revenue Bonds, Series 2010C, 4.625%, 7/01/33	1/20 at 100.00	AAA	997,806
12,030	Total Housing/Single Family			12,914,296
	Long-Term Care – 0.5%

2,090	Kentucky Economic Development Finance Authority, Multifamily Housing Revenue Bonds, Christian Care Communities Projects, Series 2005, 5.250%, 11/20/25	11/15 at 103.00	AA+	2,278,685
	Materials – 0.6%

2,820	Wickliffe, Kentucky, Solid Waste Disposal Facility Revenue Bonds, Westvaco Corporation, Series 1996, 6.375%, 4/01/26 (Alternative Minimum Tax)	4/13 at 100.00	BBB	2,822,115
	Tax Obligation/General – 1.7%

	Crittenden County, Kentucky, General Obligation Bonds, Series 2007:
1,085	6.000%, 12/01/27	12/17 at 100.00	N/R	1,195,627
1,605	6.250%, 12/01/32	12/17 at 100.00	N/R	1,779,367
2,190	6.500%, 12/01/37	12/17 at 100.00	N/R	2,446,537

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

	Louisville and Jefferson County Metropolitan Government, Kentucky, General Obligation Bonds, Series 2004A-B:
$1,195	5.000%, 11/01/16 – AMBAC Insured	11/14 at 100.00	AAA	$1,288,748
1,000	5.000%, 11/01/17 – AMBAC Insured	11/14 at 100.00	AAA	1,078,450
7,075	Total Tax Obligation/General			7,788,729
	Tax Obligation/Limited – 25.1%

3,020	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	3,362,347

1,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, Federal Highway Trust Fund First Series 2010A, 5.000%, 9/01/21	9/20 at 100.00	AA	1,243,240

2,000	Kentucky Asset/Liability Commission, General Fund Revenue Project Notes, First Series 2005, 5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa3	2,153,760

2,440	Kentucky Asset/Liability Commission, General Fund Revenue, Project Notes – Federal Highway Trust Fund First Series 2005, 5.000%, 9/01/14 – NPFG Insured	No Opt. Call	AA	2,610,458

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1:
1,950	5.750%, 12/01/28 – AGC Insured	6/18 at 100.00	AA–	2,195,330
3,450	6.000%, 12/01/33 – AGC Insured	6/18 at 100.00	AA–	3,849,338
4,630	6.000%, 12/01/38 – AGC Insured	6/18 at 100.00	AA–	5,072,906
9,350	6.000%, 12/01/42 – AGC Insured	6/18 at 100.00	AA–	10,217,119

	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A2:
35	0.000%, 12/01/15 – AGC Insured	No Opt. Call	AA–	32,620
50	0.000%, 12/01/16 – AGC Insured	No Opt. Call	AA–	45,161
3,505	0.000%, 12/01/22 – AGC Insured	No Opt. Call	AA–	2,398,612
3,750	0.000%, 12/01/23 – AGC Insured	No Opt. Call	AA–	2,423,813

5,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Tender Option Bonds Trust 11810-1, 16.235%, 6/01/16 – AGC Insured (IF)	No Opt. Call	AA–	7,516,200

	Kentucky Local Correctional Facilities Authority, Multi-County Lease Revenue Bonds, Series 2004:
1,430	5.250%, 11/01/13 – NPFG Insured	No Opt. Call	Baa2	1,472,199
2,365	5.250%, 11/01/14 – NPFG Insured	No Opt. Call	Baa2	2,531,425

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 84, Series 2005:
2,115	5.000%, 8/01/18 – NPFG Insured	No Opt. Call	Aa3	2,527,890
125	5.000%, 8/01/19 – NPFG Insured	No Opt. Call	Aa3	151,555

2,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/15 – AGM Insured	No Opt. Call	AA–	2,210,860

	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series 2009:
2,500	5.250%, 2/01/28 – AGC Insured	2/19 at 100.00	AA–	2,938,075
2,500	5.250%, 2/01/29 – AGC Insured	2/19 at 100.00	AA–	2,869,100

4,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 98, Series 2010, 4.000%, 8/01/20	No Opt. Call	Aa3	4,620,160

2,000	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2010A, 5.000%, 7/01/20	No Opt. Call	AA+	2,494,320

1,800	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2011A, 5.000%, 7/01/24	7/21 at 100.00	AA+	2,189,790

	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Refunding Series 2012A:
500	5.000%, 7/01/24	7/22 at 100.00	AA+	620,005
5,000	5.000%, 7/01/28	7/22 at 100.00	AA+	6,065,650
4,000	5.000%, 7/01/30	7/22 at 100.00	AA+	4,808,080
2,000	5.000%, 7/01/31	7/22 at 100.00	AA+	2,389,360

10	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Tax Obligation/Limited (continued)

	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2006B:
$2,095	5.000%, 7/01/15 – AMBAC Insured	No Opt. Call	AA+		$2,317,552
5,000	5.000%, 7/01/24 – AMBAC Insured	7/16 at 100.00	AA+		5,689,450

25	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2008A, 5.000%, 7/01/28	7/18 at 100.00	AA+		29,112

2,820	Kentucky Turnpike Authority, Economic Development Road Revenue Bonds, Revitalization Project, Series 2009A, 5.000%, 7/01/29	7/19 at 100.00	AA+		3,350,104

2,060	Laurel County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2007, 5.000%, 6/01/27 – AGM Insured	6/17 at 100.00	Aa3		2,305,737

3,000	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/29	6/21 at 100.00	Aa3		3,510,720

1,695	Louisville and Jefferson County Visitors and Convention Commission, Kentucky, Dedicated Tax Revenue Bonds, Series 2004A, 5.000%, 12/01/15 – AGM Insured	6/14 at 101.00	AA–		1,795,903

500	Pendleton County, Kentucky, Leasing Trust Revenue Bonds, Kentucky Association of Counties, Series 1993A, 6.400%, 3/01/19	No Opt. Call	B		579,160

1,090	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005K, 5.000%, 7/01/30	7/15 at 100.00	BBB		1,081,814

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%, 7/01/25	No Opt. Call	BBB		1,064,550

11,600	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+		3,485,916

26,250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 0.000%, 8/01/35	No Opt. Call	A+		7,340,288

2,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series 2012A, 5.000%, 10/01/32 – AGM Insured	No Opt. Call	AA–		2,903,825

1,010	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%, 10/01/21 – AGM Insured	10/14 at 100.00	AA–		1,057,339
133,160	Total Tax Obligation/Limited				117,520,843
	Transportation – 3.9%

	Guam International Airport Authority, Revenue Bonds, Series 2003C:
5,000	5.250%, 10/01/22 – NPFG Insured (Alternative Minimum Tax)	4/13 at 100.00	BBB		5,018,500
2,195	5.000%, 10/01/23 – NPFG Insured (Alternative Minimum Tax)	4/13 at 100.00	BBB		2,212,758

5,090	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2003B, 5.000%, 3/01/23 – NPFG Insured (Alternative Minimum Tax)	3/13 at 100.00	A–		5,109,902

980	Kenton County Airport Board, Kentucky, Airport Revenue Bonds, Cincinnati/Northern Kentucky International Airport, Series 2007B, 5.000%, 3/01/13 – SYNCORA GTY Insured (Alternative Minimum Tax)	No Opt. Call	A–		980,372

	Lexington-Fayette Urban County Government, Kentucky, General Airport Revenue Refunding Bonds, Series 2012B:
1,215	5.000%, 7/01/29 (Alternative Minimum Tax)	No Opt. Call	AA		1,398,283
1,100	5.000%, 7/01/31 (Alternative Minimum Tax)	No Opt. Call	AA		1,252,548
1,000	5.000%, 7/01/38	No Opt. Call	AA		1,143,010

1,000	Louisville and Jefferson County Regional Airport Authority, Kentucky, Airport System Revenue Bonds, Series 2003C, 5.250%, 7/01/22 – AGM Insured (Alternative Minimum Tax)	7/13 at 100.00	AA–		1,015,260
17,580	Total Transportation				18,130,633
	U.S. Guaranteed – 9.7% (4)

1,305	Ballard County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004, 5.000%, 6/01/21 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3	(4)	1,382,961

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed (4) (continued)

	Boone County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004B:
$1,460	5.000%, 5/01/20 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	Aa3	(4)	$1,541,526
2,580	5.000%, 5/01/21 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	Aa3	(4)	2,724,067

	Butler County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004C:
1,220	5.000%, 6/01/20 (Pre-refunded 6/01/14)	6/14 at 100.00	Aa3	(4)	1,293,688
1,255	5.000%, 6/01/22 (Pre-refunded 6/01/14)	6/14 at 100.00	Aa3	(4)	1,330,802

	Kenton County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
2,115	5.000%, 6/01/17 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa3	(4)	2,241,350
3,510	5.000%, 6/01/18 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa3	(4)	3,719,687
3,690	5.000%, 6/01/19 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa3	(4)	3,910,441

1,000	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 81, Series 2003, 5.000%, 11/01/19 (Pre-refunded 11/01/13) – AMBAC Insured	11/13 at 100.00	A+	(4)	1,032,790

2,795	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 85, Series 2005, 5.000%, 8/01/22 (Pre-refunded 8/01/15) – AGM Insured	8/15 at 100.00	AA–	(4)	3,109,773

5,000	Kentucky State Property and Buildings Commission, Revenue Refunding Bonds, Project 79, Series 2003, 5.000%, 10/01/22 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A+	(4)	5,143,800

	Letcher County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,430	5.000%, 6/01/18 (Pre-refunded 6/01/14) – AGM Insured	6/14 at 100.00	Aa3	(4)	1,514,499
1,585	5.000%, 6/01/20 (Pre-refunded 6/01/14) – AGM Insured	6/14 at 100.00	Aa3	(4)	1,678,658

1,730	Louisville-Jefferson County Metropolitan Government, Kentucky, Health Facilities Revenue Bonds, Jewish Hospital & Saint Mary’s HealthCare Inc. Project, Series 2008, 6.125%, 2/01/37 (Pre-refunded 2/01/18)	2/18 at 100.00	Aaa		2,172,759

	Oldham County School District Finance Corporation, Kentucky, School Building Revenue Bonds, Series 2004:
1,230	5.000%, 5/01/18 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	Aa3	(4)	1,297,933
1,635	5.000%, 5/01/20 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	Aa3	(4)	1,725,301
1,715	5.000%, 5/01/21 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	Aa3	(4)	1,809,719

	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 2002E:
245	6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AA–	(4)	351,293
2,755	6.000%, 8/01/26 – AGC Insured (ETM)	No Opt. Call	AA+	(4)	3,950,257

1,360	Shelby County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 5/01/23 (Pre-refunded 5/01/14) – NPFG Insured	5/14 at 100.00	Aa3	(4)	1,435,942

2,185	Spencer County School District Finance Corporation, Kentucky, Revenue Bonds, School Buildings, Series 2004, 5.000%, 7/01/21 (Pre-refunded 7/01/14) – AGM Insured	7/14 at 100.00	Aa3	(4)	2,325,605
41,800	Total U.S. Guaranteed				45,692,851
	Utilities – 18.3%

1,175	Boone County, Kentucky, Collateralized Pollution Control Revenue Bonds, Dayton Power & Light Company, Series 2005A, 4.700%, 1/01/28 – FGIC Insured	7/15 at 100.00	A3		1,211,648

6,000	Guam Power Authority, Revenue Bonds, Series 2010A, 5.000%, 10/01/37 – AGM Insured	10/20 at 100.00	AA–		6,411,600

4,980	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/25 – AGM Insured	10/22 at 100.00	AA–		5,884,368

	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project Series 2007A:
4,000	5.000%, 9/01/37 – NPFG Insured	9/17 at 100.00	A–		4,343,240
4,600	5.250%, 9/01/42 – NPFG Insured	9/17 at 100.00	A–		5,197,356
7,535	5.250%, 9/01/42 – BHAC Insured (UB)	9/17 at 100.00	AA+		8,631,945

12	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)

$2,500	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project, Tender Option Bond Trust 1025, 19.094%, 9/01/42 – NPFG Insured (IF)	9/17 at 100.00	AA+	$3,955,375

1,275	Louisville-Jefferson County Metropolitan Government, Kentucky, Environmental Facilities Revenue, Louisville Gas & Electric Company Project, Series 2007B, 1.600%, 6/01/33 (Mandatory put 6/01/17)	No Opt. Call	A–	1,303,420

4,000	Louisville-Jefferson County Metropolitan Government, Kentucky, Pollution Control Revenue Bonds, Louisville Gas and Electric Company Project, Series 2003A, 1.650%, 10/01/33 (Mandatory put 4/03/17)	No Opt. Call	A+	4,091,120

	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Series 1991B:
3,745	0.000%, 1/01/15 – AMBAC Insured	No Opt. Call	A3	3,652,349
7,900	0.000%, 1/01/17 – AMBAC Insured	No Opt. Call	A3	7,367,461
13,300	0.000%, 1/01/18 – AMBAC Insured	No Opt. Call	A3	12,029,185

	Paducah, Kentucky, Electric Board Revenue Bonds, Series 2009A:
2,945	5.000%, 10/01/20 – AGC Insured	4/19 at 100.00	A2	3,529,023
95	5.000%, 10/01/28 – AGC Insured	4/19 at 100.00	A2	106,543
8,595	5.250%, 10/01/35 – AGC Insured	4/19 at 100.00	A2	9,560,390

2,975	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	BBB+	3,148,859

3,990	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/24 – FGIC Insured	7/15 at 100.00	BBB+	4,095,654

1,225	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/25	7/17 at 100.00	Baa3	1,290,279
80,835	Total Utilities			85,809,815
	Water and Sewer – 12.8%

	Campbell & Kenton Counties Sanitation District 1, Kentucky, Revenue Bonds, Series 2007:
225	5.000%, 8/01/21 – NPFG Insured	8/17 at 100.00	AA	262,033
3,795	5.000%, 8/01/24 – NPFG Insured	8/17 at 100.00	AA	4,371,764

2,750	Kentucky Infrastructure Authority, Wastewater and Drinking Water Revolving Fund Revenue Bonds, Series 2012A, 5.000%, 2/01/30	2/22 at 100.00	AAA	3,290,788

880	Kentucky Rural Water Finance Corporation, Multimodal Public Projects Revenue Bonds, Flexible Term Program, Series 2001A, 5.375%, 2/01/20	8/13 at 100.00	A+	882,922

	Louisville and Jefferson County Metropolitan Government Board of Water Works, Kentucky, Water System Revenue Bonds, Series 2006:
2,565	5.000%, 11/15/27	11/16 at 100.00	AAA	2,899,091
4,990	5.000%, 11/15/29	11/16 at 100.00	AAA	5,624,878

	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Refunding Series 2011A:
7,500	5.000%, 5/15/28	11/21 at 100.00	AA	8,911,200
3,000	5.000%, 5/15/34	11/21 at 100.00	AA	3,480,660

	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Series 2004A:
5,405	5.250%, 5/15/37 – FGIC Insured	5/14 at 101.00	AA	5,727,787
750	5.000%, 5/15/38 – FGIC Insured	5/14 at 101.00	AA	793,568

2,000	Northern Kentucky Water District, Revenue Bonds, Series 2009, 6.500%, 2/01/33 – AGM Insured	8/18 at 100.00	Aa3	2,395,380

	Northern Kentucky Water District, Revenue Bonds, Series 2012:
2,590	5.000%, 2/01/22	No Opt. Call	Aa3	3,189,818
3,495	5.000%, 2/01/26	2/22 at 100.00	Aa3	4,154,016

4,740	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009A, 6.250%, 6/01/39	6/19 at 100.00	BBB+	5,329,134

5,000	Owen County, Kentucky, Waterworks System Revenue Bonds, Kentucky-American Water Company Project, Series 2009B, 5.625%, 9/01/39	9/19 at 100.00	BBB+	5,406,499

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Kentucky Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$195	Owensboro, Kentucky, Water Revenue Bonds, Refunding & Improvement Series 2009, 5.000%, 9/15/29	9/18 at 100.00	A1	$222,270

3,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.250%, 7/01/42	7/22 at 100.00	BBB	2,956,919
52,880	Total Water and Sewer			59,898,727
$472,165	Total Investments (cost $426,270,105) – 99.1%			464,224,861
	Floating Rate Obligations – (1.2)%			(5,650,000)
	Other Assets Less Liabilities – 2.1%			9,851,891
	Net Assets – 100%			$468,426,752

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$464,224,861	$—	$464,224,861

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2013, the cost of investments was $420,581,857.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$38,135,957
Depreciation	(142,545)
Net unrealized appreciation (depreciation) of investments	$37,993,412

14	Nuveen Investments

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.9%

$9,695	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	BB–	$10,053,908

725	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/13 at 100.00	BBB+	732,236
10,420	Total Consumer Staples			10,786,144
	Education and Civic Organizations – 1.7%

830	Michigan Finance Authority, Public School Academy Limited Obligation Revenue and Refunding Bonds, Detroit Service Learning Academy Project, Series 2011, 7.000%, 10/01/31	10/21 at 100.00	BBB–	961,074

1,000	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Hanley International Academy, Inc. Project, Series 2010A, 6.125%, 9/01/40	9/20 at 100.00	BBB–	1,038,020

500	Michigan Finance Authority, Public School Academy Limited Obligation Revenue Bonds, Holly Academy Project, Refunding Series 2011, 7.750%, 10/01/30	10/21 at 100.00	BBB–	597,175

1,000	Michigan State University, General Revenue Bonds, Refunding Series 2010C, 5.000%, 2/15/40	2/20 at 100.00	Aa1	1,106,620
3,330	Total Education and Civic Organizations			3,702,889
	Health Care – 11.9%

1,000	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson Healthcare, Refunding Series 2011A, 5.000%, 7/01/29	7/21 at 100.00	AA–	1,115,700

450	Jackson County Hospital Finance Authority, Michigan, Hospital Revenue Bonds, Allegiance Health, Refunding Series 2010A, 5.000%, 6/01/37 – AGM Insured	6/20 at 100.00	AA–	492,156

	Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds, Spectrum Health System, Refunding Series 2011C:
2,135	5.000%, 1/15/31	1/22 at 100.00	AA	2,416,735
365	5.000%, 1/15/42	1/22 at 100.00	AA	401,639

3,000	Michigan Finance Authority, Hospital Revenue and Refunding Bonds, Crittenton Hospital Medical Center, Series 2012A, 5.000%, 6/01/39	No Opt. Call	A–	3,192,990

	Michigan Finance Authority, Revenue Bonds, Oakwood Obligated Group, Refunding Series 2012:
1,670	5.000%, 11/01/25	11/22 at 100.00	A	1,934,612
1,250	5.000%, 11/01/42	11/22 at 100.00	A	1,369,900

2,305	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA	2,560,993

3,300	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39	11/19 at 100.00	A	3,771,405

1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Michigan Obligated Group, Series 2009A, 5.875%, 6/01/39 – AGC Insured	6/19 at 100.00	AA–	1,129,450

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2005, 5.000%, 11/15/36 – NPFG Insured	5/15 at 100.00	A+	2,118,740

2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA	2,202,140

1,590	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue and Refunding Bonds, William Beaumont Hospital Obligated Group, Series 2009W, 6.000%, 8/01/39	8/19 at 100.00	A1	1,816,400

1,200	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39	9/18 at 100.00	A1	1,531,344
23,265	Total Health Care			26,054,204

16	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily – 2.9%

$1,200	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2006D, 5.125%, 4/01/31 – AGM Insured (Alternative Minimum Tax)	7/15 at 100.00	AA	$1,239,108

2,175	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2009A, 5.700%, 10/01/39	10/18 at 100.00	AA	2,380,190

1,350	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D, 3.950%, 10/01/37	4/22 at 100.00	AA	1,361,273

1,335	Michigan Housing Development Authority, Section 8 Assisted Mortgage Revenue Bonds, Series 1983I, 0.000%, 4/01/14	No Opt. Call	AA	1,232,979
6,060	Total Housing/Multifamily			6,213,550
	Tax Obligation/General – 31.4%

690	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Refunding Series 2012, 5.000%, 5/01/29	5/22 at 100.00	Aa1	825,309

660	Ann Arbor Public School District, Washtenaw County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/23	5/18 at 100.00	AA+	763,792

800	Ann Arbor, Michigan, General Obligation Bonds, Court & Police Facilities Capital Improvement Series 2008, 5.000%, 5/01/38	5/18 at 100.00	AA+	909,312

1,435	Bay City, Michigan, General Obligation Bonds, Series 2008B, 5.500%, 4/01/28 – AGM Insured	4/18 at 100.00	AA–	1,673,411

	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2005:
1,000	5.000%, 5/01/23 – NPFG Insured	5/15 at 100.00	Aa2	1,090,410
2,085	5.000%, 5/01/24 – NPFG Insured	5/15 at 100.00	Aa2	2,273,505
1,000	5.000%, 5/01/25 – NPFG Insured	5/15 at 100.00	Aa2	1,090,410

2,013	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Tender Option Bond Trust 2008-1096, 8.069%, 5/01/32 – NPFG Insured (IF)	5/17 at 100.00	Aa2	2,361,168

1,850	Chippewa Valley Schools, Macomb County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – NPFG Insured	5/15 at 100.00	Aa2	2,017,259

1,450	City of Jackson, County of Jackson, State of Michigan, Downtown Development Bonds, Series 2001, General Obligation Limited Tax, 0.000%, 6/01/21 – AGM Insured	No Opt. Call	AA–	1,051,018

4,500	Detroit – Wayne County Stadium Authority, Michigan, Wayne County Limited Tax General Obligation Bonds, Building Authority Stadium Refunding Series 2012, 5.000%, 10/01/26 – AGM Insured	10/22 at 100.00	AA–	4,999,319

480	Genesee County, Michigan, General Obligation Water Supply Bonds, Series 2003, 5.125%, 11/01/33 – NPFG Insured	11/13 at 100.00	A1	492,557

2,615	Hazel Park School District, Oakland County, Michigan, General Obligation Bonds, Refunding Series 2012, 4.750%, 5/01/30 – AGM Insured	5/21 at 100.00	AA–	2,931,389

50	Holly Area School District, Oakland County, Michigan, General Obligation Bonds, Series 2006, 5.125%, 5/01/32 – NPFG Insured	5/16 at 100.00	Aa2	55,203

1,060	Homer Community School District, Calhoun, Jackson, Hillsdale and Branch Counties, Michigan, General Obligation Bonds, School Building & Site, Series 2011B, 5.500%, 5/01/41	5/21 at 100.00	AA–	1,232,027

1,675	Hopkins Public Schools, Allegan County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/25 – NPFG Insured	5/17 at 100.00	Aa2	1,836,638

1,215	Kalamazoo Public Schools, Michigan, General Obligation Bonds, Series 2006, 5.000%, 5/01/25 – AGM Insured	5/16 at 100.00	Aa2	1,353,109

840	Lowell Area Schools, Kent and Ionia Counties, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/37 – AGM Insured	5/17 at 100.00	Aa2	923,328

410	Michigan Finance Authority, Revenue Bonds, Detroit City School District, Series 2012, 5.000%, 6/01/20	No Opt. Call	A+	477,343

1,230	Michigan Municipal Bond Authority, AMBAC Insured Bonds, Series 2007B-A, 5.000%, 12/01/34 – AMBAC Insured	6/17 at 100.00	N/R	1,192,153

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$1,000	Michigan State, General Obligation Bonds, Environmental Program, Refunding Series 2011A, 5.000%, 12/01/22	12/21 at 100.00	Aa2	$1,247,630

350	Michigan State, General Obligation Bonds, Environmental Program, Series 2009A, 5.500%, 11/01/25	5/19 at 100.00	Aa2	424,417

140	Oakland County Building Authority, Michigan, General Obligation Bonds, Refunding Series 2006, 5.000%, 6/01/27	6/13 at 100.00	AAA	141,477

	Oakland Intermediate School District, Oakland County, Michigan, General Obligation Bonds, Series 2007:
500	5.000%, 5/01/27 – AGM Insured	5/17 at 100.00	Aaa	561,960
1,200	5.000%, 5/01/36 – AGM Insured	5/17 at 100.00	Aaa	1,338,732

1,370	Oakridge Public Schools, Muskegon County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/24 – NPFG Insured	5/15 at 100.00	AA–	1,493,862

	Okemos Public School District, Ingham County, Michigan, General Obligation Refunding Bonds, Series 1993:
1,000	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aa3	941,540
1,020	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aa3	934,402

1,100	Ottawa County, Michigan, General Obligation Bonds, Sewer Disposal System, Series 2010, 5.000%, 5/01/37	5/20 at 100.00	Aaa	1,269,026

4,000	Ottawa County, Michigan, Water Supply System, General Obligation Bonds, Series 2007, 5.000%, 8/01/30 – NPFG Insured	8/17 at 100.00	Aaa	4,495,399

1,075	Parchment School District, Kalamazoo County, Michigan, General Obligation Bonds, Tender Option Bond Trust 2836, 11.245%, 5/01/15 – AGM Insured (IF)	No Opt. Call	Aa2	1,293,612

150	South Haven, Van Buren County, Michigan, General Obligation Bonds, Capital Improvement Series 2009, 5.125%, 12/01/33 – AGC Insured	12/19 at 100.00	AA–	171,779

500	South Redford School District, Wayne County, Michigan, General Obligation Bonds, School Building and Site, Series 2005, 5.000%, 5/01/30 – NPFG Insured	5/15 at 100.00	Aa2	534,355

1,400	South Redford School District, Wayne County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/21 – FGIC Insured	11/14 at 100.00	Aa2	1,501,738

500	Thornapple Kellogg School District, Barry County, Michigan, General Obligation Bonds, Series 2007, 5.000%, 5/01/32 – NPFG Insured	5/17 at 100.00	Aa2	559,120

1,530	Trenton Public Schools District, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/34 – AGM Insured	5/18 at 100.00	Aa2	1,695,561

1,350	Van Dyke Public Schools, Macomb County, Michigan, General Obligation Bonds, School Building and Site, Series 2008, 5.000%, 5/01/38 – AGM Insured	5/18 at 100.00	Aa2	1,485,068

1,500	Wayland Union School District, Allegan County, Michigan, General Obligation Bonds, Series 2008, 5.000%, 5/01/28 – AGM Insured	5/18 at 100.00	Aa2	1,716,885

985	Wayne Charter County, Michigan, General Obligation Bonds, Building Improvements, Series 2009A, 6.750%, 11/01/39	12/19 at 100.00	BBB+	1,134,819

1,150	Wayne Westland Community Schools, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/17 – AGM Insured	11/14 at 100.00	Aa2	1,237,193

1,915	West Bloomfield School District, Oakland County, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/20 – AGM Insured	5/15 at 100.00	AA–	2,098,189

3,270	West Ottawa Public School District, Ottawa County, Michigan, General Obligation Refunding Bonds, Series 1992, 0.000%, 5/01/17 – FGIC Insured	No Opt. Call	Aa3	3,058,496

5,175	Williamston Community School District, Michigan, Unlimited Tax General Obligation QSBLF Bonds, Series 1996, 5.500%, 5/01/25 – NPFG Insured	No Opt. Call	Aa3	6,361,834

3,170	Zeeland Public Schools, Ottawa and Allegan Counties, Michigan, General Obligation Bonds, Series 2005, 5.000%, 5/01/22 – FGIC Insured	5/15 at 100.00	Aa3	3,465,286
62,408	Total Tax Obligation/General			68,711,040

18	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Tax Obligation/Limited – 12.0%

$1,045	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A		$1,163,461

	Grand Rapids Downtown Development Authority, Michigan, Tax Increment Revenue Bonds, Series 1994:
3,985	0.000%, 6/01/17 – NPFG Insured	No Opt. Call	Baa2		3,348,874
3,295	0.000%, 6/01/18 – NPFG Insured	No Opt. Call	Baa2		2,637,219

1,455	Kalkaska County Hospital Authority, Michigan, Hospital Revenue Bonds, Series 2007, 5.125%, 5/01/14	No Opt. Call	A–		1,483,503

2,020	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B, 5.000%, 7/01/22	7/16 at 100.00	AAA		2,286,357

4,400	Michigan State Building Authority, Revenue Bonds, Facilities Program, Series 2005II, 5.000%, 10/15/30 – AMBAC Insured	10/15 at 100.00	Aa3		4,775,935

	Michigan State Building Authority, Revenue Bonds, Refunding Series 2006IA:
3,000	0.000%, 10/15/27 – AGM Insured	10/16 at 58.27	AA		1,576,080
1,500	0.000%, 10/15/28 – AGM Insured	10/16 at 55.35	AA		741,090
3,960	5.000%, 10/15/36 – FGIC Insured	10/16 at 100.00	Aa3		4,322,617

2,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Series 2003II, 5.000%, 10/15/22 – NPFG Insured	10/13 at 100.00	Aa3		2,056,780

700	Michigan State Trunk Line Fund Refunding Bonds, Series 2009, 5.000%, 11/15/36	11/21 at 100.00	AA+		813,323

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B, 5.000%, 10/01/25	10/19 at 100.00	BBB+		1,103,060
28,360	Total Tax Obligation/Limited				26,308,299
	Transportation – 1.6%

50	Kent County, Michigan, Airport Revenue Bonds, Gerald R. Ford International Airport, Series 2007, 5.000%, 1/01/32	1/17 at 100.00	AAA		55,568

2,000	Wayne County Airport Authority, Michigan, Airport Revenue Bonds, Detroit Metro Wayne County Airport, Series 2012A, 5.000%, 12/01/37	No Opt. Call	A		2,248,720

1,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Airport, Refunding Series 2011A, 5.000%, 12/01/21 (Alternative Minimum Tax)	No Opt. Call	A		1,193,520
3,050	Total Transportation				3,497,808
	U.S. Guaranteed – 10.7% (4)

1,020	Caledonia Community Schools, Kent, Allegan and Barry Counties, Michigan, General Obligation Bonds, Series 2003, 5.250%, 5/01/22 (Pre-refunded 5/01/13)	5/13 at 100.00	Aa2	(4)	1,029,139

2,505	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A, 5.000%, 7/01/25 (Pre-refunded 7/01/13) – NPFG Insured	7/13 at 100.00	A+	(4)	2,546,533

1,245	Edwardsburg Public School, Cass County, Michigan, General Obligation Bonds, Series 2004, 5.000%, 5/01/24 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	AA–	(4)	1,314,981

2,000	Howell Public Schools, Livingston County, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/24 (Pre-refunded 11/01/13)	11/13 at 100.00	Aa2	(4)	2,065,580

1,000	Jackson Public Schools, Jackson County, Michigan, General Obligation School Building and Site Bonds, Series 2004, 5.000%, 5/01/22 (Pre-refunded 5/01/14) – AGM Insured	5/14 at 100.00	Aa2	(4)	1,056,450

1,300	Lansing Community College, Michigan, General Obligation Bonds, Series 2003, 5.000%, 5/01/20 (Pre-refunded 5/01/13) – NPFG Insured	5/13 at 100.00	AA	(4)	1,311,089

1,625	Lansing, Michigan, Sewerage Disposal System Revenue Bonds, Series 2003, 5.000%, 5/01/21 (Pre-refunded 5/01/14) – FGIC Insured	5/14 at 100.00	Aa2	(4)	1,715,740

4,000	Michigan House of Representatives, Certificates of Participation, Series 1998, 0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	N/R	(4)	3,109,560

Nuveen Investments	19

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed (4) (continued)

$1,000	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series 2005, 5.000%, 5/15/37 (Pre-refunded 5/15/15)	5/15 at 100.00	AA+	(4)	$1,100,880

	Michigan State Hospital Finance Authority, Revenue Bonds, Marquette General Hospital, Series 2005A:
1,400	5.000%, 5/15/26 (Pre-refunded 5/15/15)	5/15 at 100.00	N/R	(4)	1,539,272
50	5.000%, 5/15/34 (Pre-refunded 5/15/15)	5/15 at 100.00	N/R	(4)	54,974

	Michigan Technological University, General Revenue Bonds, Series 2004A:
1,230	5.000%, 10/01/24 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa3	(4)	1,265,006
1,740	5.000%, 10/01/29 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	Aa3	(4)	1,789,520

4,000	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989N, 0.000%, 7/01/17 – NPFG Insured (ETM)	No Opt. Call	BBB+	(4)	3,539,040
24,115	Total U.S. Guaranteed				23,437,764
	Utilities – 5.8%

1,000	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2003A, 5.000%, 7/01/21 – AGM Insured	7/13 at 100.00	AA–		1,015,740

	Lansing Board of Water and Light, Michigan, Steam and Electric Utility System Revenue Bonds, Series 2008A:
175	5.000%, 7/01/28	7/18 at 100.00	AA–		193,104
2,130	5.000%, 7/01/32	7/18 at 100.00	AA–		2,350,796

500	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.000%, 7/01/34	No Opt. Call	AA–		575,885

	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Tender Option Bond Trust 4700:
250	18.296%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–		395,400
800	18.141%, 7/01/37 (IF) (5)	7/21 at 100.00	AA–		1,265,280

3,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2		3,245,790

2,000	Michigan Public Power Agency, Revenue Bonds, Combustion Turbine 1 Project, Series 2011, 5.000%, 1/01/27 – AGM Insured	1/21 at 100.00	AA–		2,287,340

1,000	Monroe County Economic Development Corporation, Michigan, Collateralized Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series 1992AA, 6.950%, 9/01/22 – FGIC Insured	No Opt. Call	A1		1,352,300
10,855	Total Utilities				12,681,635
	Water and Sewer – 14.8%

1,500	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.000%, 7/01/39 – AGM Insured	7/22 at 100.00	AA–		1,625,625

345	Detroit Water Supply System, Michigan, Water Supply System Revenue Bonds, Refunding, Series 2006D, 5.000%, 7/01/33 – NPFG Insured	No Opt. Call	A		360,894

1,965	Detroit, Michigan, Second Lien Sewerage Disposal System Revenue Bonds, Series 2005A, 5.000%, 7/01/35 – NPFG Insured	7/15 at 100.00	A		1,998,936

	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2003A:
2,495	5.000%, 7/01/25 – NPFG Insured	7/13 at 100.00	A+		2,514,985
115	5.000%, 7/01/34 – NPFG Insured	7/13 at 100.00	A+		115,633

	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B:
25	5.000%, 7/01/33 – FGIC Insured	7/16 at 100.00	A		25,667
75	5.000%, 7/01/36 – MBIA-NPFG Insured	7/16 at 100.00	A		76,579

	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A:
4,455	0.000%, 7/01/19 – FGIC Insured	No Opt. Call	A+		3,641,472
700	0.000%, 7/01/21 – FGIC Insured	No Opt. Call	A+		514,087

20	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$2,915	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A+	$3,152,864

350	Grand Rapids, Michigan, Kent County, Michigan, Sanitary Sewer System Improvement Revenue Bonds, Series 2012, 5.000%, 1/01/32	1/23 at 100.00	AA+	410,396

4,000	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2005, 5.000%, 1/01/30 – NPFG Insured	7/15 at 100.00	AA+	4,338,240

	Grand Rapids, Michigan, Sanitary Sewer System Revenue Bonds, Series 2008:
145	5.000%, 1/01/28	1/18 at 100.00	AA+	166,454
3,500	5.000%, 1/01/38	1/18 at 100.00	AA+	3,970,890

2,000	Grand Rapids, Michigan, Water Supply System Revenue Bonds, Series 2009, 5.100%, 1/01/39 – AGC Insured	1/19 at 100.00	AA	2,262,920

365	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/32	10/22 at 100.00	AAA	434,324

4,055	Michigan Municipal Bond Authority, Drinking Water Revolving Fund Revenue Bonds, Series 2004, 5.000%, 10/01/24	10/14 at 100.00	AAA	4,335,525

1,000	Michigan Municipal Bond Authority, Water Revolving Fund Revenue Bonds, Series 2007, 5.000%, 10/01/23	10/17 at 100.00	AAA	1,171,750

500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2008, 5.250%, 7/01/22 – NPFG Insured	7/18 at 100.00	A	558,130

500	Saginaw, Michigan, Water Supply System Revenue Bonds, Series 2011A, 5.000%, 7/01/31 – AGM Insured	8/21 at 100.00	AA–	558,360
31,005	Total Water and Sewer			32,233,731
$202,868	Total Investments (cost $194,559,747) – 97.7%			213,627,064
	Other Assets Less Liabilities – 2.3%			5,122,601
	Net Assets – 100%			$218,749,665

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$213,627,064	$—	$213,627,064

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing

Nuveen Investments	21

Portfolio of Investments (Unaudited)

Nuveen Michigan Municipal Bond Fund (continued)

February 28, 2013

certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2013, the cost of investments was $194,384,757.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$19,319,162
Depreciation	(76,855)
Net unrealized appreciation (depreciation) of investments	$19,242,307

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

22	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 2.9%

$3,000	Cape Girardeau County Industrial Development Authority, Missouri, Solid Waste Disposal Revenue Bonds, Procter & Gamble Products Company Project, Series 1998, 5.300%, 5/15/28 (Alternative Minimum Tax)	5/13 at 100.00	AA–	$3,006,180

8,800	Missouri Development Finance Board, Solid Waste Disposal Revenue Bonds, Procter and Gamble Inc., Series 1999, 5.200%, 3/15/29 (Alternative Minimum Tax)	No Opt. Call	AA–	10,926,164
11,800	Total Consumer Staples			13,932,344
	Education and Civic Organizations – 8.3%

3,000	Callaway County Industrial Development Authority, Missouri, Revenue Bonds, Westminster College Project, Refunding Series 2012C, 5.250%, 8/01/37	8/22 at 100.00	N/R	3,086,370

1,000	Curators of the University of Missouri, System Facilities Revenue Bonds, Series 2007A, 5.000%, 11/01/33	11/17 at 100.00	AA+	1,141,290

1,025	Kansas City Metropolitan Junior College, Missouri, District Certificates of Participation, Series 2008, 4.500%, 7/01/21	7/17 at 100.00	Aa2	1,161,438

1,000	Lincoln University, Missouri, Auxiliary System Revenue Bonds, Series 2007, 5.125%, 6/01/37 – AGC Insured	6/17 at 100.00	AA–	1,062,330

1,185	Missouri Development Finance Board, Research Facility Revenue Bonds, Midwest Research Institute Project, Series 2007, 5.000%, 11/01/17	No Opt. Call	Baa2	1,358,271

1,625	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Ranken Technical College, Series 2011, 5.125%, 11/01/31	11/19 at 100.00	A–	1,752,303

	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Southwest Baptist University Project, Series 2012:
460	3.000%, 10/01/18	No Opt. Call	BBB–	473,749
575	3.500%, 10/01/22	No Opt. Call	BBB–	587,466
2,700	5.000%, 10/01/33	10/22 at 100.00	BBB–	2,916,594

3,870	Missouri Health and Educational Facilities Authority, Revenue Bonds, A.T. Still University of Health Sciences, Series 2011, 5.250%, 10/01/41	10/21 at 100.00	A–	4,355,530

1,500	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 1999, 6.000%, 10/01/25	10/18 at 103.00	BBB	1,729,290

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Rockhurst University, Series 2011A:
2,500	6.500%, 10/01/30	10/18 at 103.00	BBB	2,901,950
1,300	6.500%, 10/01/35	10/18 at 103.00	BBB	1,489,761

3,450	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2008A, 5.375%, 3/15/39	3/18 at 100.00	AAA	4,045,953

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2001A, 5.500%, 6/15/16	No Opt. Call	AAA	1,164,370

2,600	Missouri Health and Educational Facilities Authority, Revenue Bonds, Washington University, Series 2011B, 5.000%, 11/15/37	11/21 at 100.00	AAA	3,060,356

2,400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/36	4/21 at 100.00	A2	2,672,280

2,590	Missouri State University, Auxiliary Enterprise System Revenue Bonds, Series 2007A, 5.000%, 4/01/24 – SYNCORA GTY Insured	4/17 at 100.00	A+	2,966,275

1,000	Saint Louis Industrial Development Authority, Missouri, Confluence Academy Project, Series 2007A, 5.350%, 6/15/32	6/15 at 103.00	N/R	943,630

	Southeast Missouri State University, System Facilities Revenue Bonds, Series 2013A:
400	4.000%, 4/01/15	No Opt. Call	A	427,144
470	5.000%, 4/01/16	No Opt. Call	A	528,313
35,650	Total Education and Civic Organizations			39,824,663

Nuveen Investments	23

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care – 21.6%

	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2012:
$500	4.000%, 8/01/20	No Opt. Call	A	$557,600
1,000	3.125%, 8/01/21	No Opt. Call	A	1,042,560
200	3.200%, 8/01/22	No Opt. Call	A	206,534

2,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008, 5.625%, 8/01/38	8/18 at 100.00	A	2,255,120

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Saint Francis Medical Center, Series 2009A:
250	5.125%, 6/01/23	6/19 at 100.00	AA–	280,598
200	5.125%, 6/01/24	6/19 at 100.00	AA–	222,676
500	5.500%, 6/01/29	6/19 at 100.00	AA–	558,565
4,150	5.750%, 6/01/39	6/19 at 100.00	AA–	4,681,657

245	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2002, 5.625%, 6/01/22	6/13 at 100.00	BBB+	245,466

	Cape Girardeau County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Southeast Missouri Hospital Association, Series 2007:
1,490	5.000%, 6/01/27	6/17 at 100.00	BBB+	1,547,425
2,500	5.000%, 6/01/36	6/17 at 100.00	BBB+	2,558,975

	Cass County, Missouri, Hospital Revenue Bonds, Series 2007:
2,500	5.500%, 5/01/27	11/16 at 100.00	BBB–	2,601,675
6,020	5.625%, 5/01/38	11/16 at 100.00	BBB–	6,183,020

1,000	Citizens Memorial Hospital District of Polk County, Missouri, Hospital Revenue Bonds, Refunding Series 2012, 5.000%, 8/01/28	8/19 at 100.00	N/R	1,023,670

	Clinton County Industrial Development Authority, Missouri, Revenue Bonds, Cameron Regional Medical Center, Series 2007:
1,250	5.000%, 12/01/32	12/17 at 100.00	N/R	1,270,800
4,995	5.000%, 12/01/37	12/17 at 100.00	N/R	5,022,972

	Grundy County Industrial Development Authority, Missouri, Health Facility Revenue Bonds, Wright Memorial Hospital, Series 2009:
1,120	5.650%, 9/01/22	9/19 at 100.00	BBB–	1,227,520
1,000	5.750%, 9/01/23	9/19 at 100.00	BBB–	1,098,500

850	Hannibal Industrial Development Authority, Missouri, Health Facilities Refunding Revenue Bonds, Hannibal Regional Hospital, Refunding Series 2010, 5.375%, 9/01/19	9/13 at 102.00	BBB+	877,209

1,935	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Hospital, Series 2006, 5.000%, 3/01/22	3/16 at 100.00	BBB+	2,017,199

	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2004:
2,000	5.500%, 2/15/24	2/15 at 102.00	BBB+	2,115,720
1,250	5.500%, 2/15/29	2/15 at 102.00	BBB+	1,314,875

800	Joplin Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Freeman Health System, Series 2011, 5.500%, 2/15/31	2/21 at 100.00	BBB+	894,144

2,800	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds The Children’s Mercy Hospital, Series 2009, 5.625%, 5/15/39	5/19 at 100.00	A+	3,122,084

	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Capital Region Medical Center, Series 2011:
365	3.000%, 11/01/17	No Opt. Call	A3	378,903
575	3.250%, 11/01/18	No Opt. Call	A3	603,583
2,160	5.000%, 11/01/27	11/20 at 100.00	A3	2,400,127

3,035	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/37	2/22 at 100.00	A1	3,344,570

24	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$3,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2012, 4.000%, 11/15/42	No Opt. Call	AA–	$3,047,010

2,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, St. Luke’s Episcopal and Presbyterian Hospitals, Series 2011, 5.000%, 12/01/25	12/21 at 100.00	A+	2,293,880

2,000	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St. Lukes’s Health System, Series 2003B, 5.500%, 11/15/32 – AGM Insured	11/18 at 100.00	AA–	2,240,040

	Missouri Health and Educational Facilities Authority, Health Facility Revenue Bonds, St. Lukes’s Health System, Series 2010A:
525	5.250%, 11/15/25	11/20 at 100.00	A+	610,412
2,540	5.000%, 11/15/30	11/20 at 100.00	A+	2,841,930
1,000	5.000%, 11/15/40	11/20 at 100.00	A+	1,098,100

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2003, 5.125%, 5/15/25	5/13 at 100.00	AA	1,009,290

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, BJC Health System, Series 2005A, 5.000%, 5/15/22	5/15 at 100.00	AA	1,096,570

1,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2012, 5.000%, 2/15/34	No Opt. Call	BBB+	1,102,000

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,805	0.000%, 9/01/17 – NPFG Insured	No Opt. Call	A2	1,641,882
3,005	0.000%, 9/01/21 – NPFG Insured	No Opt. Call	A2	2,327,583
4,025	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	A2	2,952,700

2,010	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2008A, 5.000%, 6/01/36	6/18 at 100.00	AA–	2,169,092

	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Health Care System, Series 2010B:
1,500	5.000%, 6/01/30	6/20 at 100.00	AA–	1,691,700
3,000	5.000%, 6/01/34	6/20 at 100.00	AA–	3,346,110

7,150	Missouri Health and Educational Facilities Authority, Revenue Refunding Bonds, CoxhHealth Systems Inc., Series 2008A, 5.500%, 11/15/39	11/18 at 100.00	A2	7,933,209

1,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/39	6/19 at 100.00	AA	1,114,330

1,000	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2005, 5.625%, 12/01/35	12/15 at 100.00	BBB–	1,021,000

4,780	Saline County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, John Fitzgibbon Memorial Hospital Inc., Series 2010, 5.600%, 12/01/28	12/20 at 100.00	BBB–	5,225,446

	St. Louis County Industrial Development Authority, Missouri, Healthcare Facilities Revenue Bonds, Ranken-Jordan Project, Refunding Series 2007:
125	4.250%, 11/15/14	No Opt. Call	N/R	127,713
1,320	5.000%, 11/15/22	11/16 at 100.00	N/R	1,356,802
2,345	5.000%, 11/15/27	11/16 at 100.00	N/R	2,378,135
2,600	5.000%, 11/15/35	11/16 at 100.00	N/R	2,606,786

2,880	Taney County Industrial Development Authority, Missouri, Hospital Revenue Bonds, Skaggs Community Hospital Association, Series 1998, 5.400%, 5/15/28	5/13 at 100.00	BB	2,881,238
99,300	Total Health Care			103,766,705
	Housing/Multifamily – 1.1%

1,290	Kansas City Industrial Development Authority, Missouri, GNMA Collateralized Multifamily Housing Revenue Bonds, Grand Boulevard Lofts Project, Series 2009A, 5.300%, 11/20/49	11/19 at 100.00	Aaa	1,415,969

Nuveen Investments	25

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)

	Missouri Housing Development Commission, GNMA Collateralized Multifamily Housing Revenue Bonds, JB Hughes Apartments I and II, Series 2002G:
$153	6.200%, 5/20/19	5/17 at 100.00	Aa1	$163,744
975	6.300%, 5/20/37	5/17 at 100.00	Aa1	1,025,115

1,840	Missouri Housing Development Commission, Multifamily Housing Revenue Bonds, Mansion Apartments II, Series 1999, 6.125%, 4/01/22 (Alternative Minimum Tax)	4/13 at 100.00	N/R	1,839,982

875	Northwest Missouri State University, Housing System Revenue Bonds, Refunding Series 2012, 3.125%, 6/01/29	No Opt. Call	A3	831,933
5,133	Total Housing/Multifamily			5,276,743
	Housing/Single Family – 0.5%

290	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2005A-1, 5.900%, 9/01/35 (Alternative Minimum Tax)	9/14 at 100.00	Aaa	297,375

315	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2006B, 4.800%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	AA+	323,552

140	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2006C-1, 5.000%, 9/01/37 (Alternative Minimum Tax)	9/15 at 100.00	AA+	143,942

610	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007A-1, 4.700%, 9/01/27 (Alternative Minimum Tax)	9/16 at 100.00	AA+	636,242

895	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2007E-1, 5.200%, 9/01/38 (Alternative Minimum Tax)	3/17 at 100.00	AA+	937,620

165	Missouri Housing Development Commission, Single Family Mortgage Revenue Bonds, Homeownership Loan Program, Series 2008A-1, 5.300%, 3/01/39 (Alternative Minimum Tax)	9/17 at 100.00	AA+	174,220
2,415	Total Housing/Single Family			2,512,951
	Industrials – 0.4%

	Kennett Industrial Development Authority, Missouri, Revenue Bonds, Manac Trailers USA Inc Project, Series 2007:
1,500	4.250%, 3/01/22 (Alternative Minimum Tax)	3/15 at 100.00	Baa3	1,332,810
500	4.250%, 3/01/24 (Alternative Minimum Tax)	3/15 at 100.00	Baa3	433,560
2,000	Total Industrials			1,766,370
	Long-Term Care – 7.2%

	Cole County Industrial Development Authority, Missouri, Revenue Bonds, Lutheran Senior Services – Heisinger Project, Series 2004:
2,000	5.250%, 2/01/24	2/14 at 100.00	BBB+	2,027,520
2,250	5.500%, 2/01/35	2/14 at 100.00	BBB+	2,278,935

	Joplin Industrial Development Authority, Missouri, Revenue Bonds, Christian Homes Inc., Series 2007F:
1,000	5.500%, 5/15/17	No Opt. Call	BBB–	1,109,300
2,000	5.750%, 5/15/31	5/17 at 100.00	BBB–	2,121,220

4,250	Kansas City Industrial Development Authority, Missouri, Retirement Center Revenue Refunding and Improvement Bonds, Kingswood Project, Series 1998A, 5.875%, 11/15/29	5/13 at 100.00	N/R	4,249,873

	Lees Summit Industrial Development Authority, Missouri, Revenue Bonds, John Knox Village Obligated Group, Series 2007A:
1,035	5.000%, 8/15/14	No Opt. Call	BBB–	1,073,171
1,500	5.125%, 8/15/26	8/17 at 100.00	BBB–	1,532,025
2,525	5.125%, 8/15/32	8/17 at 100.00	BBB–	2,567,723

26	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)

$1,625	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Senior Lien Series 2010, 5.500%, 2/01/42	2/20 at 100.00	BBB+	$1,743,170

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2011:
1,000	5.750%, 2/01/31	2/21 at 100.00	BBB+	1,128,320
2,750	6.000%, 2/01/41	2/21 at 100.00	BBB+	3,097,435

2,100	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2005, 5.375%, 2/01/35	2/15 at 100.00	BBB+	2,144,898

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services, Series 2007A:
325	4.875%, 2/01/18	2/17 at 100.00	BBB+	357,926
2,000	4.875%, 2/01/37	2/17 at 100.00	BBB+	2,041,420

545	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42	No Opt. Call	BBB–	537,136

1,690	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	1,784,910

	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of West County, Series 2007A:
700	5.375%, 9/01/21	9/17 at 100.00	BBB–	744,240
4,000	5.500%, 9/01/28	9/17 at 100.00	BBB–	4,174,000
33,295	Total Long-Term Care			34,713,222
	Tax Obligation/General – 10.3%

1,000	Belton School District 124, Cass County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2012, 4.000%, 3/01/28 – NPFG Insured	3/20 at 100.00	AA+	1,078,850

	Belton, Missouri, General Obligation Bonds, Refunding & Improvement Series 2011:
1,120	5.000%, 3/01/29	3/21 at 100.00	A+	1,296,109
1,245	5.000%, 3/01/30	3/21 at 100.00	A+	1,432,086
1,000	4.750%, 3/01/31	3/21 at 100.00	A+	1,137,870

850	Blue Springs, Missouri, General Obligation Bonds, South Area Neighborhood Improvement, Refunding Series 2009, 5.000%, 2/15/29	2/19 at 100.00	AA–	953,284

	Branson Reorganized School District R-4, Taney County, Missouri, General Obligation Bonds, School Building Series 2012:
1,670	4.000%, 3/01/27 – AGM Insured	3/22 at 100.00	A+	1,802,748
1,095	3.750%, 3/01/31	3/22 at 100.00	A+	1,138,592
2,400	4.375%, 3/01/32	3/22 at 100.00	A+	2,620,176

625	Cottleville, Missouri, Certificates of Participation, Refunding Series 2012, 4.000%, 8/01/36	8/20 at 100.00	A2	623,756

1,000	Fort Zumwalt School District, Callaway County, Missouri, General Obligation Bonds, Refunding & Improvement Series 2013A, 4.000%, 3/01/23 (WI/DD, Settling 3/05/13)	3/22 at 100.00	Aa1	1,158,940

2,000	Hazelwood School District, St Louis County, Missouri, General Obligation Bonds, Refunding & Improvement, Missouri Direct Deposit Program, Series 2012, 4.000%, 3/01/31	3/22 at 100.00	AA+	2,195,760

1,315	Independence School District, Jackson County, Missouri, General Obligation Bonds, Series 2010, 5.000%, 3/01/27	3/20 at 100.00	AA+	1,538,313

2,000	Jackson County Reorganized School District 4, Blue Springs, Missouri, General Obligation Bonds, Refunding & Improvement Series 2009A, 4.750%, 3/01/26	3/19 at 100.00	AA	2,271,460

1,000	Jackson County Reorganized School District R-7, Lees Summit, Missouri, General Obligation Bonds, School Building Series 2008, 4.750%, 3/01/27	3/18 at 100.00	Aa1	1,134,880

Nuveen Investments	27

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

	Joplin, Missouri, General Obligation Bonds, School Building, Direct Deposit Program Series 2012:
$1,300	4.000%, 3/01/29	3/22 at 100.00	AA+	$1,415,336
500	3.125%, 3/01/32	3/22 at 100.00	AA+	501,680

	Kansas City, Missouri, General Obligation Bonds, Improvement & Refunding Series 2012A:
1,550	4.500%, 2/01/24	2/22 at 100.00	AA	1,848,654
1,025	4.000%, 2/01/25	2/22 at 100.00	AA	1,162,381
200	4.500%, 2/01/28	2/22 at 100.00	AA	232,772

2,000	Miller County School District R-2, Osage, Missouri, General Obligation Bonds, Series 2006, 5.000%, 3/01/24 – AGM Insured	3/16 at 100.00	AA–	2,236,940

	Missouri School Boards Association, Lease Participation Certificates, Clay County School District 53 Liberty, Series 2007:
1,015	5.250%, 3/01/25 – AGM Insured	3/17 at 100.00	AA–	1,170,194
1,070	5.250%, 3/01/26 – AGM Insured	3/17 at 100.00	AA–	1,214,086
625	5.250%, 3/01/27 – AGM Insured	3/17 at 100.00	AA–	709,163

1,250	Nixa Reorganized School District R 02, Christian County, Missouri, General Obligation Bonds, Series 2006, 5.250%, 3/01/24 – AGM Insured	3/16 at 100.00	AA+	1,398,238

1,240	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Direct Deposit Program, Series 2007, 5.000%, 3/01/27	3/18 at 100.00	AA+	1,446,497

595	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Series 2005, 5.000%, 3/01/25	3/15 at 100.00	AA+	647,420

685	Platte County Reorganized School District R3, Missouri, General Obligation Bonds, Series 2004, 5.000%, 3/01/24 – NPFG Insured	3/14 at 100.00	AA	715,058

200	Platte County R-III School District Building Corporation, Missouri, Leasehold Refunding and Improvement Revenue Bonds, Series 2008, 5.000%, 3/01/28	3/18 at 100.00	AA–	220,084

2,000	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2012A, 5.500%, 7/01/39	7/22 at 100.00	BBB+	2,051,980

1,000	Puerto Rico, General Obligation Bonds, Public Improvement Refunding Series 2008A, 5.250%, 7/01/26	7/18 at 100.00	BBB+	1,017,850

1,000	Saint Charles County Francis Howell School District, Missouri, General Obligation Bonds, Series 2009, 5.000%, 3/01/27	3/19 at 100.00	AA+	1,157,700

1,580	Saint Louis County, Missouri, General Obligation Bonds, Courthouse Projects, Series 2012, 3.000%, 2/01/27	No Opt. Call	AAA	1,609,593

	Saint Louis Special Administrative Board of the Transitional School District, Missouri, General Obligation Bonds, St Louis Public Schools, Missouri Direct Deposit Program, Series 2011B:
2,500	4.000%, 4/01/25	4/21 at 100.00	AA+	2,749,075
1,000	4.000%, 4/01/27	4/21 at 100.00	AA+	1,078,280

500	Saint Louis Special Administrative Board of the Transitional School District, Missouri, General Obligation Bonds, St Louis Public Schools, Missouri Direct Deposit Program, Series 2013A, 2.000%, 4/01/14	No Opt. Call	AA+	508,485

1,345	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series 2000, 6.500%, 3/01/14 – FGIC Insured	No Opt. Call	AA	1,429,022

5,000	Wentzville School District R-04, Saint Charles County, Missouri, General Obligation Improvement and Refunding Bonds, Series 2009A, 0.000%, 3/01/26	3/19 at 66.11	AA+	2,789,500
47,500	Total Tax Obligation/General			49,692,812
	Tax Obligation/Limited – 20.8%

	Belton, Missouri, Certificates of Participation, Series 2007:
600	4.375%, 3/01/19 – NPFG Insured	3/17 at 100.00	Baa2	646,146
250	4.500%, 3/01/22 – NPFG Insured	3/17 at 100.00	Baa2	265,413

375	Belton, Missouri, Certificates of Participation, Series 2008, 5.250%, 3/01/29	3/18 at 100.00	A	406,969

28	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

	Cape Girardeau County Building Corporation, Missouri, Leasehold Revenue Bonds, Reorganized School District R-02, Jackson R-II School District High School Project, Series 2005:
$1,290	5.250%, 3/01/21 – NPFG Insured	3/16 at 100.00	A	$1,449,496
1,000	5.250%, 3/01/26 – NPFG Insured	3/16 at 100.00	A	1,118,590

1,975	Cass County, Missouri, Certificates of Participation, Refunding Series 2010, 4.000%, 5/01/22	5/20 at 100.00	A	2,162,309

	Columbia, Missouri, Special Obligation Bonds, Electric Utility Project – Annual Appropriation Obligation, Series 2012D:
950	3.000%, 10/01/25	10/20 at 100.00	AA	970,416
1,360	3.250%, 10/01/28	10/20 at 100.00	AA	1,383,365

	Fenton, Missouri, Tax Increment Revenue Bonds, Gravois Bluffs Redevelopment Project, Series 2006:
1,000	5.000%, 4/01/14	No Opt. Call	BBB+	1,038,000
475	4.500%, 4/01/21	4/14 at 100.00	BBB+	484,552

1,685	Fulton, Missouri, Tax Increment Revenue Bonds, Fulton Commons Redevelopment Project, Series 2006, 5.000%, 6/01/28	6/16 at 100.00	N/R	1,452,773

530	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	590,081

2,270	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/42	1/22 at 100.00	A	2,506,012

	Harrisonville, Missouri, Annual Appropriation-Supported Tax Increment and Sales Tax Revenue Bonds, Harrisonville Towne Center Project, Series 2007:
340	4.375%, 11/01/17	11/13 at 100.00	A+	344,539
715	4.500%, 11/01/22	11/13 at 100.00	A+	720,820

	Hazelwood School District, St Louis County, Missouri, Certificates of Participation, Energy Improvements Project, Series 2006:
515	4.500%, 3/01/17	3/16 at 100.00	A+	558,760
445	4.500%, 3/01/18	3/16 at 100.00	A+	480,151

1,745	Howard Bend Levee District, Missouri, Levee District Improvement Bonds, Series 2005, 5.500%, 3/01/26 – SYNCORA GTY Insured	No Opt. Call	BBB+	2,128,062

	Howard Bend Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 2013B:
820	4.875%, 3/01/33 (WI/DD, Settling 3/12/13)	3/23 at 100.00	BBB+	876,949
885	5.000%, 3/01/38 (WI/DD, Settling 3/12/13)	3/23 at 100.00	BBB+	941,994

3,000	Jackson County, Missouri, Special Obligation Bonds, Harry S. Truman Sports Complex, Series 2006, 5.000%, 12/01/28 – AMBAC Insured	12/16 at 100.00	Aa3	3,329,610

925	Kansas City Industrial Development Authority, Missouri, Downtown Redevelopment District Revenue Bonds, Series 2011A, 5.000%, 9/01/32	9/21 at 100.00	AA–	1,017,398

	Kansas City Industrial Development Authority, Missouri, Infrastructure Revenue Bonds, NNSA National Security Campus Project, MoDot Funded Transportation Improvements, Series 2010:
1,250	4.000%, 9/01/13	No Opt. Call	N/R	1,261,163
670	4.000%, 9/01/14	No Opt. Call	N/R	685,906

2,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1, 0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	1,162,800

2,525	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Briarcliff West Project, Series 2006A, 5.400%, 6/01/24	6/14 at 102.00	N/R	2,499,624

925	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Maincor Project, Series 2007A, 5.250%, 3/01/18	No Opt. Call	N/R	975,292

225	Kansas City Tax Increment Financing Commission, Missouri, Tax Increment Revenue Bonds, Shoal Creek Parkway Project, Series 2011, 5.000%, 6/01/21	6/16 at 100.00	N/R	235,013

1,025	Kansas City, Missouri, Special Obligation Bonds, Kansas City Missouri Projects, Series 2012A, 5.000%, 3/01/26	3/22 at 100.00	AA–	1,190,333

Nuveen Investments	29

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$2,000	Lakeside 370 Levee District, Saint Charles, Missouri, Levee District Improvement Bonds, Series 2008, 7.000%, 4/01/28	4/16 at 100.00	N/R	$1,419,780

3,885	Missouri Association of Rural Education, Pulaski County, Certificates of Participation, Waynesville School District R-6, Series 2004, 5.100%, 3/01/24 – NPFG Insured	3/14 at 100.00	Baa2	3,948,481

4,920	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 5.000%, 6/01/35	6/15 at 100.00	A	5,056,530

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Centerpoint Project, Series 2007E, 5.125%, 4/01/25	4/17 at 100.00	A–	1,069,880

2,335	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2006C, 5.000%, 3/01/28	3/16 at 100.00	A–	2,394,239

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Crackerneck Creek Project, Series 2008B, 5.000%, 3/01/25	3/18 at 100.00	A–	1,072,870

1,010	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Independence, Eastland Center Project, Refunding Series 2007A, 4.250%, 4/01/15	No Opt. Call	A–	1,063,651

105	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/27	10/13 at 100.00	AA+	107,715

245	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 1999, 5.750%, 3/01/19 – NPFG Insured	9/13 at 100.00	A	246,036

1,000	Monarch-Chesterfield Levee District, St. Louis County, Missouri, Levee District Improvement Bonds, Series 2010, 3.000%, 3/01/18	3/17 at 100.00	A–	1,057,700

1,000	Oak Grove, Missouri, Refunding and Improvement Certificates of Participation Series 2012, 5.000%, 1/01/33	1/22 at 100.00	Baa1	1,054,370

3,955	Osage Beach, Missouri, Tax Increment Revenue Bonds, Prewitts Point Transportation Development District, Series 2006, 5.000%, 5/01/23	5/13 at 101.00	N/R	3,787,308

1,000	Pevely, Missouri, Neighborhood Improvement District Bonds, Southern Heights Project, Series 2004, 5.250%, 3/01/24 – RAAI Insured	3/13 at 100.00	N/R	1,001,970

520	Poplar Bluff Regional Transportation Development District, Missouri, Transportation Sales Tax Revenue Bonds, Series 2012, 4.750%, 12/01/42	No Opt. Call	BBB	521,373

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005K, 5.000%, 7/01/17	7/15 at 100.00	BBB	1,037,390

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 1993L, 5.500%, 7/01/21	No Opt. Call	BBB	3,233,580

3,540	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 6.000%, 8/01/42	8/19 at 100.00	A+	3,911,169

250	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+	266,485

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C:
1,660	6.000%, 8/01/39	8/20 at 100.00	A+	1,857,274
1,265	5.250%, 8/01/41	8/20 at 100.00	A+	1,334,486

1,070	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2011A-1, 5.250%, 8/01/43	8/21 at 100.00	A+	1,133,804

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
15,780	0.000%, 8/01/41 – NPFG Insured	No Opt. Call	AA–	3,307,804
8,935	0.000%, 8/01/42 – FGIC Insured	No Opt. Call	AA–	1,754,655

1,000	Raytown, Missouri, Annual Appropriation Supported Tax Increment and Sales Tax Revenue Bonds, Raytown Live Redevelopment Project Area 1, Series 2007, 5.125%, 12/01/31	6/17 at 100.00	A+	1,056,220

30	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$1,700	Riverside Industrial Development Authority, Missouri, Industrial Development Revenue Bonds, Riverside Horizon, Series 2007A, 5.000%, 5/01/27 – ACA Insured	5/17 at 100.00	A	$1,772,318

2,170	Riverside, Missouri, L-385 Levee Redevelopment Plan Tax Increment Revenue Bonds, Series 2004, 5.250%, 5/01/20	5/15 at 100.00	A	2,295,014

	Saint Joseph Industrial Development Authority, Missouri, Special Obligation Revenue Bonds, Sewerage System Improvements Project, Series 2007:
500	4.750%, 4/01/20	4/17 at 100.00	A	544,505
390	4.750%, 4/01/21	4/17 at 100.00	A	422,101

3,225	Saint Louis Industrial Development Authority, Missouri, Compound Interest Leasehold Revenue Bonds, St. Louis Convention Center Headquarters Hotel, Series 2000, 0.000%, 7/15/15 – AMBAC Insured	No Opt. Call	A	2,994,477

	Saint Louis Municipal Finance Corporation, Missouri, Leasehold Revenue Bonds, Convention Center, Series 2009A:
1,000	0.000%, 7/15/26 – AGC Insured	No Opt. Call	AA–	594,460
1,000	0.000%, 7/15/27 – AGC Insured	No Opt. Call	AA–	559,040
1,000	0.000%, 7/15/28 – AGC Insured	No Opt. Call	AA–	531,250
1,000	0.000%, 7/15/29 – AGC Insured	No Opt. Call	AA–	503,350

1,945	Springfield Center City Development Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Exposition Center, Series 2002A, 5.000%, 6/01/27 – AMBAC Insured	6/13 at 100.00	Aa3	1,951,885

4,500	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Series 2004, 5.000%, 3/01/24 – AMBAC Insured	3/14 at 100.00	Aa2	4,693,725

	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005A:
660	5.375%, 11/01/24	11/14 at 100.00	N/R	663,670
1,600	5.500%, 11/01/27	11/14 at 100.00	N/R	1,606,960

1,800	St. Joseph Industrial Development Authority, Missouri, Tax Increment Bonds, Shoppes at North Village Project, Series 2005B, 5.500%, 11/01/27	11/14 at 100.00	N/R	1,807,830

1,595	Texas County, Missouri, Certificates of Participation, Justice Center Project, Series 2006, 4.500%, 12/01/25 – AGC Insured	12/16 at 100.00	AA–	1,770,737

520	Union, Missouri, Certificates of Participation, Series 2006A, 5.200%, 7/01/23	7/14 at 100.00	N/R	531,804

1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB+	1,096,090
118,850	Total Tax Obligation/Limited			99,916,522
	Transportation – 3.9%

2,025	Kansas City, Missouri, Passenger Facility Charge Revenue Bonds, Kansas City International Airport, Series 2001, 5.000%, 4/01/23 – AMBAC Insured (Alternative Minimum Tax)	4/13 at 100.00	A	2,033,161

3,500	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012A, 5.000%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)	7/22 at 100.00	A–	3,757,705

2,000	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St Louis International Series 2009A-2, 6.125%, 7/01/24	7/19 at 100.00	A–	2,353,100

3,210	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2005, 5.500%, 7/01/18 – NPFG Insured	No Opt. Call	A–	3,756,021

	St. Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series 2007A:
1,035	5.000%, 7/01/20 – AGM Insured	7/17 at 100.00	AA–	1,159,635
2,000	5.000%, 7/01/21 – AGM Insured	7/17 at 100.00	AA–	2,240,840

	St. Louis, Missouri, Airport Revenue Refunding Bonds, Series 2003A:
2,450	5.250%, 7/01/16 – AGM Insured	7/13 at 100.00	AA–	2,485,770
1,000	5.250%, 7/01/18 – AGM Insured	7/13 at 100.00	AA–	1,013,020
17,220	Total Transportation			18,799,252

Nuveen Investments	31

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed – 8.0% (4)

$4,500	Cape Girardeau County, Missouri, Single Family Mortgage Revenue Bonds, Series 1983, 0.000%, 12/01/14 (ETM)	No Opt. Call	Aaa		$4,462,065

	Columbia, Missouri, Special Obligation Electric Utility Improvement Bonds, Annual Appropriation Obligation, Series 2008A:
400	5.000%, 10/01/21 (Pre-refunded 10/01/17)	10/17 at 100.00	AA	(4)	478,424
545	5.000%, 10/01/23 (Pre-refunded 10/01/17)	10/17 at 100.00	AA	(4)	651,853
500	5.125%, 10/01/30 (Pre-refunded 10/01/17)	10/17 at 100.00	AA	(4)	600,855

	Cottleville, Missouri, Certificates of Participation, Series 2006:
200	5.125%, 8/01/26 (Pre-refunded 8/01/14)	8/14 at 100.00	N/R	(4)	213,854
2,120	5.250%, 8/01/31 (Pre-refunded 8/01/14)	8/14 at 100.00	N/R	(4)	2,270,626

1,035	Dunklin County, Missouri, Certificates of Participation, Series 2004, 5.000%, 12/01/19 (Pre-refunded 12/01/14) – FGIC Insured	12/14 at 100.00	N/R	(4)	1,118,752

1,025	Excelsior Springs School District, Missouri, Leasehold Revenue Bonds, Series 1994, 0.000%, 3/01/14 – AGM Insured (ETM)	No Opt. Call	AA–	(4)	1,020,418

3,000	Harrisonville, Missouri, Lease Participation Certificates, Series 2003, 5.000%, 12/01/22 (Pre-refunded 12/01/13) – SYNCORA GTY Insured	12/13 at 100.00	A+	(4)	3,108,060

4,000	Kansas City, Missouri, Special Facility Revenue Bonds, MCI Overhaul Base Project, Series 2005G, 4.750%, 9/01/28 (Pre-refunded 9/01/15) (Alternative Minimum Tax)	9/15 at 100.00	AA–	(4)	4,423,000

2,300	Missouri Health and Educational Facilities Authority, Revenue Bonds, Jefferson Memorial Hospital Obligated Group, Refunding and Improvement Series 2004, 5.000%, 8/15/19 (Pre-refunded 8/15/14) – RAAI Insured	8/14 at 100.00	N/R	(4)	2,455,848

2,770	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lake Regional Health System, Series 2003, 5.700%, 2/15/34 (Pre-refunded 2/15/14)	2/14 at 100.00	BBB+	(4)	2,913,015

	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lester E. Cox Medical Center, Series 1992H:
1,000	0.000%, 9/01/17 – NPFG Insured (ETM)	No Opt. Call	A2	(4)	948,260
1,800	0.000%, 9/01/21 – NPFG Insured (ETM)	No Opt. Call	N/R	(4)	1,502,442
2,385	0.000%, 9/01/22 – NPFG Insured (ETM)	No Opt. Call	A2	(4)	1,905,424

895	Missouri State Board of Public Building, Special Obligation Bonds, Series 2003A, 5.000%, 10/15/27 (Pre-refunded 10/15/13)	10/13 at 100.00	Aa1	(4)	922,423

3,905	North Kansas City School District 74, Clay County, Missouri, General Obligation Bonds, Series 2005, 5.000%, 3/01/25 (Pre-refunded 3/01/15)	3/15 at 100.00	Aa2	(4)	4,270,157

690	Richmond Heights, Missouri, General Obligation Bonds, Manhasset Village Neighborhood, Series 2006, 4.500%, 4/01/26 (Pre-refunded 4/01/14)	4/14 at 100.00	N/R	(4)	716,496

2,055	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park Projects, Series 2000A, 6.125%, 6/01/21 – AMBAC Insured (ETM)	6/13 at 100.00	N/R	(4)	2,055,000

500	St. Louis County Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Ranken-Jordan Project, Series 2003, 6.625%, 11/15/35 (Pre-refunded 11/15/13)	11/13 at 100.00	N/R	(4)	522,755

2,000	Sugar Creek, Missouri, Industrial Development Revenue Bonds, Lafarge North America Inc., Series 2003A, 5.650%, 6/01/37 (Pre-refunded 6/01/13) (Alternative Minimum Tax)	6/13 at 101.00	A	(4)	2,045,900
37,625	Total U.S. Guaranteed				38,605,627
	Utilities – 6.1%

235	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB		260,815

425	Missouri Development Finance Board, Infrastructure Facilities Leasehold Revenue Bonds, City of Independence, Missouri, Annual Appropriation Electric System Revenue Bonds – Dogwood Project, Series 2012A, 5.000%, 6/01/26	6/22 at 100.00	AA–		485,750

3,000	Missouri Environmental Improvement and Energy Resources Authority, Revenue Bonds, Kansas City Power & Light Company Project, Series 2008, 4.900%, 5/01/38	No Opt. Call	BBB		3,038,760

32	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities (continued)

$1,000	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Power Project Revenue Bonds, Series 2006A, 5.000%, 1/01/28 – AMBAC Insured	1/16 at 100.00	A2	$1,096,550

	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Revenue Bonds, Series 2006:
1,500	5.000%, 1/01/16 – NPFG Insured	No Opt. Call	A–	1,633,875
405	5.000%, 1/01/17 – NPFG Insured	1/16 at 100.00	A–	437,866
285	5.000%, 1/01/19 – NPFG Insured	1/16 at 100.00	A–	304,782
4,720	5.000%, 1/01/34 – NPFG Insured	1/16 at 100.00	A–	4,911,679

2,010	Missouri Joint Municipal Electric Utility Commission, Power Project Revenue Bonds, Iatan 2 Project, Series 2009A, 6.000%, 1/01/39	1/16 at 100.00	A2	2,309,329

	Missouri Joint Municipal Electric Utility Commission, Power Supply System Revenue Bonds, MoPEP Facilities, Series 2012:
2,200	5.000%, 1/01/32	1/21 at 100.00	A2	2,439,624
2,000	5.000%, 1/01/37	1/21 at 100.00	A2	2,186,160

1,010	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Series 2007A, 5.000%, 1/01/42 – AMBAC Insured	1/17 at 100.00	A	1,092,042

2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	BBB+	2,116,880

3,035	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	BBB+	3,070,722

1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.250%, 7/01/25	7/18 at 100.00	BBB+	1,034,960

3,030	Sikeston, Missouri, Electric System Revenue Refunding Bonds, Series 1996, 6.000%, 6/01/14 – NPFG Insured	No Opt. Call	BBB+	3,217,406
27,855	Total Utilities			29,637,200
	Water and Sewer – 7.7%

	Cape Girardeau, Missouri, Waterworks System Refunding Revenue Bonds, Series 2012A:
250	3.250%, 1/01/25	1/20 at 100.00	A+	255,935
725	3.375%, 1/01/26	1/20 at 100.00	A+	747,120

1,500	Carroll County Public Water Supply District 1, Missouri, Water System Revenue Bonds, Refunding Series 2009, 6.000%, 3/01/39	3/18 at 100.00	A	1,688,130

1,370	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2	1,451,310

	Jefferson County Consolidated Public Water Supply District C1, Missouri, Waterworks Revenue Bonds, Refunding Series 2010:
745	4.125%, 12/01/24	12/17 at 100.00	A+	821,772
500	4.250%, 12/01/25	12/17 at 100.00	A+	552,435

2,000	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Series 2009A, 5.250%, 1/01/34	1/19 at 100.00	AA	2,324,880

500	Kansas City, Missouri, Water Revenue Bonds, Refunding & Improvement Series 2009A, 5.250%, 12/01/32	12/18 at 100.00	AA+	583,570

4,600	Kansas City, Missouri, Water Revenue Bonds, Series 2012A, 4.500%, 12/01/36	12/21 at 100.00	AA+	5,178,724

3,000	Kansas City, Missouri, Water Revenue Bonds, Series 2013A, 4.000%, 12/01/37 (WI/DD, Settling 3/14/13)	12/21 at 100.00	AA+	3,174,090

1,500	Lincoln County Public Water Supply District 1, Missouri, Certificates of Participation, Refunding Series 2009, 6.750%, 6/15/35	6/16 at 100.00	A–	1,621,785

500	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2008A, 5.750%, 5/01/38	5/17 at 100.00	AAA	581,465

4,000	Metropolitan St. Louis Sewerage District, Missouri, Wastewater System Revenue Bonds, Series 2012B, 5.000%, 5/01/29	5/22 at 100.00	AAA	4,868,320

Nuveen Investments	33

Portfolio of Investments (Unaudited)

Nuveen Missouri Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$2,600	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	A–	$2,748,980

500	Missouri Development Finance Board, Independence, Infrastructure Facilities Revenue Bonds, Water System Improvement Projects, Series 2009C, 5.750%, 11/01/29	11/14 at 100.00	A–	534,260

1,000	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, City of Saint Joseph Sewerage System Improvement Projects, Series 2011E, 5.375%, 5/01/36	5/20 at 100.00	A	1,073,040

2,965	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 – AMBAC Insured (Alternative Minimum Tax) (UB) (5)	12/16 at 100.00	AA+	3,090,775

470	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2001C, 5.000%, 7/01/23	7/13 at 100.00	Aaa	471,979

410	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2005C, 4.750%, 7/01/23	1/16 at 100.00	Aaa	454,612

1,000	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Revenue Bonds, State Revolving Fund Program, Series 2008A, 5.750%, 1/01/29	1/19 at 100.00	Aaa	1,206,670

65	Missouri Environmental Improvement and Energy Resources Authority, Water Pollution Control Revenue Bonds, State Revolving Fund Program – Multi-Participants, Series 1998B, 5.250%, 1/01/15	7/13 at 100.00	Aaa	65,291

2,070	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	1/17 at 100.00	N/R	2,150,771

	Pike Creek Reorganized Common Sewer District, Missouri, Sewerage System Revenue Bonds, Refunding Series 2013:
425	3.250%, 12/01/28 (WI/DD, Settling 3/05/13)	12/20 at 100.00	A	420,070
425	3.625%, 12/01/33 (WI/DD, Settling 3/05/13)	12/20 at 100.00	A	421,915

590	Taney County Public Water Supply District 3, Missouri, Certificates of Participation, Refunding Series 2010, 4.500%, 7/01/25	7/15 at 101.00	A+	613,989
33,710	Total Water and Sewer			37,101,888
$472,353	Total Investments (cost $437,324,102) – 98.8%			475,546,299
	Floating Rate Obligations – (0.5)%			(2,225,000)
	Other Assets Less Liabilities – 1.7%			7,862,499
	Net Assets – 100%			$481,183,798

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

34	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$475,546,299	$—	$475,546,299

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2013, the cost of investments was $434,460,139.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$39,965,106
Depreciation	(1,104,202)
Net unrealized appreciation (depreciation) of investments	$38,860,904

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Nuveen Investments	35

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Staples – 4.9%

$250	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-1, 5.000%, 6/01/16	No Opt. Call	A1	$278,810

	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
6,850	5.125%, 6/01/24	6/17 at 100.00	B–	6,227,815
20,840	5.875%, 6/01/47	6/17 at 100.00	B	18,289,389

5,170	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/13 at 100.00	BBB+	5,221,597
33,110	Total Consumer Staples			30,017,611
	Education and Civic Organizations – 6.1%

4,000	Cleveland State University, Ohio, General Receipts Bonds, Series 2012, 5.000%, 6/01/37	12/21 at 100.00	A+	4,479,440

2,000	Kent State University, Ohio, University General Receipts Bonds, Series 2012A, 5.000%, 5/01/42 – AGC Insured	5/22 at 100.00	Aa3	2,257,880

1,925	Miami University of Ohio, General Receipts Bonds, Series 2011, 5.000%, 9/01/36	9/21 at 100.00	AA	2,195,925

	Miami University of Ohio, General Receipts Bonds, Series 2012:
1,000	4.000%, 9/01/31	9/22 at 100.00	AA	1,071,490
770	4.000%, 9/01/32	9/22 at 100.00	AA	819,180

1,600	Ohio Higher Education Facilities Commission, General Revenue Bonds, Kenyon College, Series 2006, 5.000%, 7/01/41	7/16 at 100.00	A+	1,669,600

1,750	Ohio Higher Education Facilities Commission, General Revenue Bonds, Oberlin College, Series 2003, 5.125%, 10/01/24	10/13 at 100.00	AA	1,794,730

910	Ohio Higher Education Facilities Commission, Revenue Bonds, Case Western Reserve University, Series 1990B, 6.500%, 10/01/20	No Opt. Call	AA–	1,104,931

400	Ohio Higher Education Facilities Commission, Revenue Bonds, College of Wooster Project, Series 2005, 5.000%, 9/01/20	9/15 at 100.00	A1	430,416

1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, John Carroll University, Series 1997, 5.000%, 4/01/19	4/16 at 100.00	A3	1,085,570

1,000	Ohio Higher Education Facilities Commission, Revenue Bonds, Mount Union College, Series 2006, 5.000%, 10/01/31	10/16 at 100.00	A3	1,057,280

	Ohio Higher Education Facilities Commission, Revenue Bonds, Ohio Northern University, Series 2005:
760	5.000%, 5/01/20	5/15 at 100.00	Baa2	788,166
1,000	5.000%, 5/01/26	5/15 at 100.00	Baa2	1,019,740

	Ohio Higher Education Facilities Commission, Revenue Bonds, Wittenberg University, Series 2005:
1,505	5.000%, 12/01/24	12/15 at 100.00	Ba2	1,503,555
1,000	5.000%, 12/01/29	12/15 at 100.00	Ba2	978,820

	Ohio Higher Educational Facilities Commission, Revenue Bonds, Denison University Project, Series 2012:
1,140	5.000%, 11/01/27	5/22 at 100.00	AA	1,355,563
1,000	5.000%, 11/01/30	5/22 at 100.00	AA	1,170,270

645	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2009, 5.375%, 12/01/29	12/18 at 100.00	A	759,713

1,250	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Tender Option Bond Trust 1144, 23.233%, 12/01/43 (IF) (4)	12/22 at 100.00	A	1,885,050

	Ohio Higher Educational Facilities Commission, Revenue Bonds, Wittenberg University, Series 2001:
1,200	5.500%, 12/01/21	6/13 at 100.00	Ba2	1,200,684
2,100	5.000%, 12/01/26	6/13 at 100.00	Ba2	2,083,347

500	Ohio Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds, Xavier University Project, Series 2010, 5.000%, 5/01/40	5/20 at 100.00	A–	552,710

36	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations (continued)

$1,885	Ohio State Higher Education Facilities, Revenue Bonds, Case Western Reserve University, Series 2006, 5.000%, 12/01/44 – NPFG Insured	12/16 at 100.00	AA–	$2,075,762

750	Ohio State, Higher Educational Facility Revenue Bonds, Baldwin-Wallace College Project, Series 2004, 5.000%, 12/01/13	No Opt. Call	A–	773,378

500	Ohio State, Higher Educational Facility Revenue Bonds, Otterbein College Project, Series 2008A, 5.500%, 12/01/28	12/18 at 100.00	A3	565,770

1,900	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%, 12/01/23 – NPFG Insured	6/14 at 100.00	Aa3	2,004,177

1,030	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25	10/16 at 100.00	A+	1,094,560

165	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004A, 5.000%, 6/01/21 – AMBAC Insured	6/14 at 100.00	AA–	173,534
34,685	Total Education and Civic Organizations			37,951,241
	Health Care – 14.0%

	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Series 2004A:
1,220	5.250%, 11/15/31 – RAAI Insured	11/14 at 100.00	Baa1	1,257,100
150	5.500%, 11/15/34 – RAAI Insured	11/14 at 100.00	Baa1	155,231

1,065	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Series 2003, 5.250%, 11/15/25 – AGM Insured	11/13 at 100.00	A1	1,083,574

	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010A:
3,050	5.250%, 6/01/38	6/20 at 100.00	AA–	3,415,268
250	5.000%, 6/01/38	6/20 at 100.00	AA–	273,758

500	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Healthcare Partners, Series 2010B, 4.125%, 9/01/20	No Opt. Call	AA–	579,210

	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
750	5.500%, 11/01/22	11/20 at 100.00	BBB+	905,055
3,440	5.500%, 11/01/40	11/20 at 100.00	BBB+	3,812,690

850	Butler County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Obligated Group Project, Series 2011, 5.625%, 4/01/41	No Opt. Call	A	961,903

345	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2003, 5.000%, 6/15/22 – RAAI Insured	6/13 at 100.00	Baa2	345,831

	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2009:
3,000	5.000%, 11/01/34	11/19 at 100.00	Aa2	3,300,330
3,000	5.250%, 11/01/40	11/19 at 100.00	Aa2	3,329,730

	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Series 2005:
365	4.750%, 11/01/23	11/18 at 100.00	Aa2	409,318
3,180	5.000%, 11/01/40	11/18 at 100.00	Aa2	3,403,999

640	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	AA+	720,493

4,830	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Tender Option Bond Trust 11-21B, 9.356%, 11/15/41 (IF) (4)	11/21 at 100.00	AA+	6,044,938

500	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2010C, 4.500%, 12/01/37	12/20 at 100.00	AA	530,375

470	Hancock County, Ohio, Hospital Revenue Bonds, Blanchard Valley Regional Health Center, Series 2011A, 6.250%, 12/01/34	6/21 at 100.00	A2	558,449

750	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2008C, 5.625%, 8/15/29	8/18 at 100.00	A3	841,898

Nuveen Investments	37

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2008D:
$400	5.000%, 11/15/38	11/18 at 100.00	AA	$428,776
305	5.125%, 11/15/40	11/18 at 100.00	AA	328,567

3,240	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41	11/21 at 100.00	AA	3,934,559

2,530	Miami County, Ohio, Hospital Facilities Revenue Refunding Bonds, Upper Valley Medical Center Inc., Series 2006, 5.250%, 5/15/26	5/16 at 100.00	A2	2,713,501

930	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.250%, 8/01/41	8/21 at 100.00	A2	1,029,594

7,000	Montgomery County, Ohio, Hospital Facilities Revenue Refunding and Improvement Bonds, Kettering Medical Center, Series 1996, 6.250%, 4/01/20 – NPFG Insured	No Opt. Call	A	8,320,830

750	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Refunding Series 2009A, 5.000%, 5/01/39	5/19 at 100.00	AA–	808,710

2,270	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/32	5/14 at 100.00	AA–	2,355,080

100	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2008D, 6.250%, 10/01/33	10/18 at 100.00	AA–	119,540

2,480	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, Summa Health System Project, Series 2010, 5.250%, 11/15/40 – AGM Insured	5/20 at 100.00	AA–	2,732,166

2,020	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Series 2009A, 5.500%, 1/01/39	1/19 at 100.00	Aa2	2,359,946

	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3551:
700	20.098%, 1/01/17 (IF)	No Opt. Call	Aa2	1,013,824
5,625	64.745%, 1/01/33 (IF)	1/19 at 100.00	Aa2	9,411,525

2,280	Ohio State, Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System Obligated Group, Tender Option Bond Trust 3591, 64.902%, 1/01/17 (IF)	No Opt. Call	Aa2	3,814,805

2,000	Ohio State, Hospital Revenue Bonds, University Hospitals Health System, Inc., Series 2012C, 4.125%, 1/15/42	1/17 at 100.00	A	2,013,480

	Richland County, Ohio, Hospital Revenue Bonds, MidCentral Health System Group, Series 2006:
75	5.000%, 11/15/13	No Opt. Call	A–	77,319
3,235	5.250%, 11/15/36	11/16 at 100.00	A–	3,407,911

	Ross County, Ohio, Hospital Revenue Refunding Bonds, Adena Health System Series 2008:
500	5.500%, 12/01/28	12/18 at 100.00	A2	560,435
1,075	5.750%, 12/01/35	12/18 at 100.00	A2	1,214,137

800	Scioto County, Ohio, Hospital Facilities Refunding Revenue Bonds, Southern Ohio Medical Center, Series 2008, 5.750%, 2/15/38	2/18 at 100.00	A2	871,280

2,000	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012, 6.000%, 12/01/42	12/22 at 100.00	N/R	2,219,660

4,300	Wood County, Ohio, Hospital Facilities Refunding and Improvement Revenue Bonds, Wood County Hospital Project, Series 2012, 5.000%, 12/01/42	No Opt. Call	Baa2	4,539,295
72,970	Total Health Care			86,204,090
	Housing/Multifamily – 1.6%

500	Bowling Green, Ohio, Student Housing Revenue Bonds, CFP I LLC – Bowling Green State University Project, Series 2010, 5.750%, 6/01/31	6/20 at 100.00	BBB–	562,660

920	Clark County, Ohio, Multifamily Housing Revenue Bonds, Church of God Retirement Home, Series 1998, 6.250%, 11/01/30 (Alternative Minimum Tax)	5/13 at 100.00	N/R	775,036

38	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Housing/Multifamily (continued)

$1,805	Montgomery County, Ohio, GNMA Guaranteed Multifamily Housing Revenue Bonds, Canterbury Court Project, Series 2007, 5.500%, 10/20/42 (Alternative Minimum Tax)	10/18 at 101.00	Aa1	$1,964,887

1,170	Ohio Capital Corporation for Housing, FHA-Insured Section 8 Assisted Mortgage Loan Revenue Refunding Bonds, Series 1999D, 5.950%, 2/01/23	8/13 at 100.00	Aa2	1,172,948

2,175	Summit County Port Authority, Ohio, Multifamily Housing Revenue Bonds, Callis Tower Apartments Project, Series 2007, 5.250%, 9/20/47 (Alternative Minimum Tax)	9/17 at 102.00	AA+	2,325,836

3,000	Trumbull County, Ohio, Multifamily Housing Revenue Bonds, Royal Mall Apartments, Series 2007, 5.000%, 5/20/49 (Alternative Minimum Tax)	11/17 at 102.00	Aaa	3,189,300
9,570	Total Housing/Multifamily			9,990,667
	Housing/Single Family – 0.2%

55	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue Bonds, Series 2006E, 4.850%, 9/01/26 (Alternative Minimum Tax)	3/16 at 100.00	Aaa	57,200

175	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2006H, 5.000%, 9/01/31 (Alternative Minimum Tax)	9/15 at 100.00	Aaa	180,296

280	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2008F, 5.450%, 9/01/33	3/18 at 100.00	Aaa	290,058

700	Ohio Housing Finance Agency, Residential Mortgage Revenue Bonds, Mortgage-Backed Securities Program, Series 2009C, 5.200%, 9/01/29	9/18 at 100.00	Aaa	771,449
1,210	Total Housing/Single Family			1,299,003
	Industrials – 1.2%

500	Cleveland-Cuyahoga County Port Authority, Ohio, Common Bond Fund Revenue Bonds, Cleveland Christian Home Project, Series 2002C, 5.950%, 5/15/22	5/14 at 100.00	BBB+	505,305

260	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program – Columbia National Group Project, Series 2005D, 5.000%, 5/15/20 (Alternative Minimum Tax)	11/15 at 100.00	BBB+	264,160

1,255	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Jergens Inc., Series 1998A, 5.375%, 5/15/18 (Alternative Minimum Tax)	5/13 at 100.00	BBB+	1,257,912

75	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Port Cleveland Bond Fund, Series 1997A, 5.800%, 5/15/27 (Alternative Minimum Tax)	5/13 at 100.00	BBB+	75,110

	Ohio State, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-4:
185	5.000%, 6/01/15 (Alternative Minimum Tax)	6/14 at 100.00	AA+	188,733
675	5.450%, 6/01/22 (Alternative Minimum Tax)	6/14 at 100.00	AA+	689,297

1,020	Ohio State, Economic Development Revenue Bonds, Enterprise Bond Fund Loan Pool, Series 2002-7, 5.850%, 12/01/22 (Alternative Minimum Tax)	6/13 at 102.00	AA+	1,052,824

	Ohio State, Economic Development Revenue Bonds, Ohio Enterprise Bond Fund, Shearer’s Foods Inc. Project, Series 2009-5:
1,455	5.000%, 6/01/22	12/19 at 100.00	AA+	1,730,723
1,645	5.000%, 12/01/24	12/19 at 100.00	AA+	1,910,306
7,070	Total Industrials			7,674,370
	Long-Term Care – 1.1%

800	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2005A, 5.000%, 7/01/26	7/15 at 100.00	BBB	819,384

1,505	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/21 at 100.00	BBB	1,697,429

Nuveen Investments	39

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Long-Term Care (continued)

$190	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Series 2002A, 5.125%, 7/01/22 – RAAI Insured	7/13 at 100.00	BBB	$190,268

400	Hamilton County, Ohio, Health Care Revenue Refunding Bonds, Life Enriching Communities Project, Series 2006A, 5.000%, 1/01/27	1/17 at 100.00	BBB	416,332

3,080	Montgomery County, Ohio, Health Care and Multifamily Housing Revenue Bonds, Saint Leonard, Refunding & improvement Series 2010, 6.625%, 4/01/40	4/20 at 100.00	BBB–	3,464,507
5,975	Total Long-Term Care			6,587,920
	Materials – 0.6%

3,500	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40	12/20 at 100.00	BB	3,901,450
	Tax Obligation/General – 13.8%

3,360	Adams County-Ohio Valley School District, Adams and Highland Counties, Ohio, Unlimited Tax School Improvement General Obligation Bonds, Series 1995, 7.000%, 12/01/15 – NPFG Insured	No Opt. Call	Baa2	3,640,056

600	Anthony Wayne Local School District, Lucas, Wood and Fulton Counties, Ohio, School Facilities Construction and Improvement Bonds, Series 1995, 0.000%, 12/01/13 – FGIC Insured	No Opt. Call	Aa3	597,852

25	Barberton City School District, Summit County, Ohio, General Obligation Bonds, School Improvement Series 2008, 5.250%, 12/01/31	6/18 at 100.00	AA	28,662

1,000	Beavercreek City School District, Ohio, General Obligation Bonds, Series 2009, 5.000%, 12/01/36	6/19 at 100.00	Aa1	1,142,410

915	Buckeye Valley Local School District, Ohio, Unlimited Tax General Obligation Bonds, Series 1995A, 6.850%, 12/01/15 – NPFG Insured	No Opt. Call	Baa2	1,000,845

1,180	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 0.000%, 12/01/33 – NPFG Insured	No Opt. Call	A1	522,303

2,515	Canton City School District, Stark County, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/19 – NPFG Insured	6/15 at 100.00	A	2,719,973

300	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, School Improvement, Refunding Series 2010, 5.250%, 6/01/21	6/20 at 100.00	Aa2	370,419

	Cincinnati City School District, Hamilton County, Ohio, General Obligation Bonds, Series 2006:
535	5.250%, 12/01/19 – FGIC Insured	No Opt. Call	AA+	669,092
380	5.250%, 12/01/27 – FGIC Insured	No Opt. Call	AA+	504,743

150	Cincinnati, Ohio, Various Purpose General Obligation Bonds, Series 2009A, 4.500%, 12/01/29	6/19 at 100.00	AA+	168,245

1,000	Clyde-Green Springs Exempt Village School District, Summit County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/27 – AGM Insured	6/18 at 100.00	Aa2	1,133,450

1,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2006, 0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA+	589,220

1,345	Cuyahoga County, Ohio, Limited Tax General Obligation Bonds, Series 1993, 5.650%, 5/15/18	No Opt. Call	AAA	1,534,954

225	Cuyahoga County, Ohio, Limited Tax General Obligation Various Purpose Refunding Bonds, Series 1993B, 5.250%, 10/01/13	No Opt. Call	AAA	231,543

750	Cuyahoga Falls, Ohio, General Obligation Bonds, Various Purpose Refunding Series 2009, 4.250%, 12/01/34	12/17 at 100.00	Aa2	803,813

1,005	Findlay, Ohio, General Obligation Bonds, Series 2004, 5.250%, 7/01/15 – NPFG Insured	7/14 at 100.00	AA	1,071,139

40	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

	Franklin County, Ohio, General Obligation Bonds, Series 2007:
$690	4.500%, 12/01/27	12/17 at 100.00	AAA	$776,795
3,160	5.000%, 12/01/28	12/17 at 100.00	AAA	3,648,094

400	Gahanna, Ohio, General Obligation Bonds, Various Purpose Series 2007, 5.000%, 12/01/27 – NPFG Insured	12/17 at 100.00	Aa1	457,640

	Graham Local School District, Champaign and Shelby Counties, Ohio, General Obligation Bonds, School Improvement Series 2013:
500	0.000%, 12/01/29	No Opt. Call	A-1	271,155
850	0.000%, 12/01/30	No Opt. Call	Aa2	440,572

1,000	Greene County, Ohio, General Obligation Bonds, General Infrastructure Series 2007, 5.250%, 12/01/26 – AMBAC Insured	12/17 at 100.00	Aa2	1,153,960

	Highland Local School District, Morrow and Delaware Counties, Ohio, General Obligation Bonds, School Facilities Construction and Improvement Series 2008:
100	0.000%, 12/01/22	No Opt. Call	Aa2	77,681
1,000	5.375%, 12/01/33	12/18 at 100.00	Aa2	1,173,880

1,095	Hilliard, Ohio, General Obligation Bonds, Various Purpose Series 2012, 5.000%, 12/01/23	12/22 at 100.00	Aa1	1,350,124

	Indian Creek Local School District, Jefferson County, Ohio, General Obligation Bonds, School Facilities Construction and Improvements, Series 2009:
1,750	5.000%, 12/01/34	6/19 at 100.00	Aa2	1,975,435
1,100	5.125%, 12/01/36	6/19 at 100.00	Aa2	1,246,850

1,095	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, School improvement Series 2012, 0.000%, 12/01/27	6/19 at 100.00	Aa1	659,519

755	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2011, 5.000%, 12/01/19	No Opt. Call	Aa1	919,771

1,400	Kent City School District, Portage County, Ohio, General Obligation Library Improvement Bonds, Series 2004, 5.000%, 12/01/20 – FGIC Insured	12/14 at 100.00	AA	1,512,000

1,560	Kettering City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	Aa2	2,003,992

450	Lake County, Ohio, Limited Tax Sewer District Improvement Bonds, Series 2000, 5.600%, 12/01/20	No Opt. Call	Aa1	537,197

1,725	Lakewood City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/30 – FGIC Insured	12/17 at 100.00	Aa2	1,950,095

1,000	Lorain, Ohio, General Obligation Bonds, Pellet Terminal Improvement Series 2008, 6.750%, 12/01/28	12/18 at 100.00	A3	1,180,380

2,380	Lucas County, Ohio, General Obligation Bonds, Various Purpose Series 2010, 5.000%, 10/01/40	10/18 at 100.00	Aa2	2,614,049

1,855	Marysville Exempted School District, Union County, Ohio, General Obligation Bonds, Series 2006, 5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA–	2,055,321

1,000	Mason City School District, Counties of Warren and Butler, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/31	6/17 at 100.00	Aaa	1,131,770

1,000	Maumee City School District, Lucas County, Ohio, General Obligation Bonds, Capital Appreciation Refunding Series 2012, 0.000%, 12/01/23	No Opt. Call	AA–	732,230

1,000	Milford Exempted Village School District, Ohio, General Obligation Bonds, Series 2008, 5.250%, 12/01/36	12/18 at 100.00	Aa3	1,116,340

1,265	Monroe Local School District, Butler County, Ohio, General Obligation Bonds, Series 2002, 5.750%, 12/01/20 – AMBAC Insured	No Opt. Call	Baa1	1,559,075

275	Napoleon City School District, Henry County, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2012, 5.000%, 12/01/36	6/22 at 100.00	Aa3	312,373

1,585	New Albany, Ohio, General Obligation Bonds, Series 2012, 5.000%, 12/01/29	6/22 at 100.00	Aa1	1,882,520

Nuveen Investments	41

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General (continued)

$530	Newark, Ohio, General Obligation Bonds, Storm Sewer Improvement Series 2009, 5.500%, 12/01/34	12/19 at 100.00	Aa3	$620,911

	Oak Hills Local School District, Hamilton County, Ohio, General Obligation Bonds, Refunding Series 2005:
3,740	5.000%, 12/01/23 – AGM Insured	12/15 at 100.00	AA–	4,126,641
500	5.000%, 12/01/24 – AGM Insured	12/15 at 100.00	AA–	550,545
1,000	5.000%, 12/01/25 – AGM Insured	12/15 at 100.00	AA–	1,101,090

925	Oakwood City School District, Montgomery County, Ohio, General Obligation Bonds, Series 2012, 0.000%, 12/01/21	No Opt. Call	Aa2	737,327

3,280	Ohio State, General Obligation Bonds, Refunding Common Schools Series 2012A, 5.000%, 9/15/23	No Opt. Call	AA+	4,193,185

5,000	Ohio State, General Obligation Highway Capital Improvement Bonds, Series 2012Q, 5.000%, 5/01/19	No Opt. Call	AAA	6,134,850

1,000	Ohio, General Obligation Bonds, Infrastructure Improvements, Refunding Series 2002A, 5.500%, 2/01/20	No Opt. Call	AA+	1,265,310

1,000	Olmsted Falls City School District, Cuyahoga County, Ohio, General Obligation Bonds, Series 2007, 5.000%, 12/01/35 – SYNCORA GTY Insured	6/17 at 100.00	A+	1,095,820

1,500	Pettisville Local School District, Fulton County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement Bonds, Series 2009, 5.000%, 12/01/36	6/19 at 100.00	Aa2	1,689,555

600	Saint Mary’s City School District, Auglaize County, Ohio, General Obligation Bonds, School Facilities Construction and Improvement, Series 2008, 5.000%, 12/01/28 – AGM Insured	6/18 at 100.00	Aa2	662,712

755	Sidney City School District, Shelby County, Ohio, General Obligation Bonds, Refunding Series 2007, 4.375%, 12/01/27 – FGIC Insured	12/17 at 100.00	Aa3	809,828

1,710	South Euclid, Ohio, General Obligation Bonds, Real Estate Acquisition and Urban Redevelopment, Series 2012, 5.000%, 6/01/32	6/22 at 100.00	Aa2	1,983,857

30	Strongsville, Ohio, Limited Tax General Obligation Various Purpose Improvement Bonds, Series 1996, 5.950%, 12/01/21	6/13 at 100.00	Aaa	30,149

3,435	Summit County, Ohio, General Obligation Bonds, Series 2002R, 5.500%, 12/01/21 – FGIC Insured	No Opt. Call	Aa1	4,456,260

1,300	Sylvania City School District, Lucas County, Ohio, General Obligation Bonds, School Improvement Series 1995, 5.250%, 12/01/36 – AGC Insured	6/17 at 100.00	Aa2	1,477,697

735	Symmes Township, Hamilton County, Ohio, General Obligation Bonds, Parkland Acquisition & Improvement Series 2010, 5.250%, 12/01/37	12/20 at 100.00	Aa1	867,344

1,000	Vandalia Butler City School District, Montgomery County, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.125%, 12/01/37	6/19 at 100.00	Aa2	1,111,700

500	Wadsworth City School District, Medina County, Ohio, General Obligation Bonds, School Improvement Series 2009, 5.000%, 12/01/37 – AGC Insured	12/17 at 100.00	AA–	547,850

2,000	West Clermont Local School District, Clermont County, Ohio, General Obligation Bonds, Series 2008, 5.000%, 12/01/31 – AGM Insured	12/18 at 100.00	AA–	2,308,520
76,815	Total Tax Obligation/General			85,238,688
	Tax Obligation/Limited – 19.5%

	Blue Ash, Ohio, Tax Increment Financing Revenue Bonds, Duke Realty Ohio, Series 2006:
950	5.000%, 12/01/25	12/16 at 102.00	N/R	994,194
1,165	5.000%, 12/01/30	12/16 at 102.00	N/R	1,196,863
650	5.000%, 12/01/35	12/16 at 102.00	N/R	662,155

1,150	Cincinnati, Ohio, Economic Development Revenue Bonds, Keystone Parke Project, Series 2008A, 5.000%, 11/01/38	11/13 at 102.00	AA	1,202,498

42	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/Limited (continued)

$2,600	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, R.I.T.A. Project, Series 2004, 5.000%, 11/15/19 – RAAI Insured	11/14 at 100.00	A–	$2,710,526

	Columbiana Exempted Village School District, Columbiana County, Ohio, Certificates of Participation, Series 2010:
1,400	5.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA–	1,605,604
1,645	5.000%, 12/01/28 – AGM Insured	12/20 at 100.00	AA–	1,877,866

5,000	Columbus Metropolitan Library, Franklin County, Ohio, Special Obligation Library Fund Facilities Notes, Series 2012-1, 4.000%, 12/01/37	No Opt. Call	Aa2	5,249,900

	Columbus-Franklin County Finance Authority, Ohio, Development Revenue Bonds, Hubbard Avenue Parking Facility Project, Series 2012A:
500	4.500%, 12/01/27	12/19 at 100.00	BBB	505,400
685	5.000%, 12/01/32	12/19 at 100.00	BBB	698,919
555	5.000%, 12/01/36	12/19 at 100.00	BBB	561,144

	Cuyahoga County, Ohio, Recovery Zone Facility Economic Development Revenue Bonds, Medical Mart- Convention Center Project, Series 2010F:
2,710	5.250%, 12/01/25	12/20 at 100.00	AA	3,234,195
3,250	5.000%, 12/01/27	12/20 at 100.00	AA	3,747,088

1,700	Delaware County District Library, Delaware, Franklin, Marion, Morrow and Union Counties, Ohio, Library Fund Library Facilities Special Obligation Notes, Series 2009, 5.000%, 12/01/34	12/19 at 100.00	Aa2	1,917,039

5,615	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Anticipation Bonds, Series 2005, 5.000%, 12/01/25 – AMBAC Insured	12/15 at 100.00	Aaa	6,247,417

	Franklin County Convention Facilities Authority, Ohio, Excise Tax and Lease Revenue Refunding Anticipation Bonds, Series 2007:
2,215	5.000%, 12/01/26	12/17 at 100.00	Aaa	2,569,267
2,000	5.000%, 12/01/27	12/17 at 100.00	Aaa	2,319,880

2,875	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.125%, 1/01/42	1/22 at 100.00	A	3,200,910

	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1:
3,285	5.000%, 1/01/29	1/22 at 100.00	A	3,722,201
1,220	5.000%, 1/01/42	1/22 at 100.00	A	1,346,843

1,670	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Bonds, Capital Improvement Refunding Series 2004, 5.000%, 12/01/17 – NPFG Insured	12/14 at 100.00	Aa2	1,794,098

	Hamilton County Convention Facilities Authority, Ohio, First Lien Revenue Bonds, Series 2004:
2,300	5.000%, 12/01/20 – FGIC Insured	6/14 at 100.00	A+	2,413,896
2,535	5.000%, 12/01/22 – FGIC Insured	6/14 at 100.00	A+	2,663,474

5,800	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 5.000%, 12/01/32 – AMBAC Insured	12/16 at 100.00	A+	6,358,134

	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Series 2000B:
500	0.000%, 12/01/26 – AMBAC Insured	No Opt. Call	A+	292,900
3,300	0.000%, 12/01/28 – AMBAC Insured	No Opt. Call	A+	1,744,875
1,750	0.000%, 12/01/28 – AGM Insured	No Opt. Call	AA–	944,073

	Hamilton County, Ohio, Sales Tax Revenue Bonds, Refunding Series 2011A:
1,235	5.000%, 12/01/25	12/21 at 100.00	A+	1,433,032
5,375	5.000%, 12/01/31	12/21 at 100.00	A+	6,058,324

2,750	Hudson City School District, Ohio, Certificates of Participation, Series 2012, 4.000%, 6/01/34 – NPFG Insured	6/22 at 100.00	Aa3	2,851,860

14,760	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tax Exempt Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA	16,780,198

475	Mahoning Career and Technology Center, Ohio, Certificate of Participation, Series 2009B, 4.750%, 12/01/36	12/17 at 100.00	AA–	513,884

Nuveen Investments	43

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Tax Obligation/Limited (continued)

	Mayfield City School District, Ohio, Certificates of Participation, Middle School Project, Series 2009B:
$435	0.000%, 9/01/27	No Opt. Call	Aa2		$261,265
855	0.000%, 9/01/28	No Opt. Call	Aa2		488,291
2,635	5.000%, 9/01/31	9/19 at 100.00	Aa2		2,914,126

2,015	Milton Union Exempt Village School District, Ohio, Special Limited Obligation Bonds, Series 2009, 5.000%, 12/01/32	12/19 at 100.00	A+		2,264,376

	New Albany Community Authority, Ohio, Community Facilities Revenue Refunding Bonds, Series 2012C:
1,100	5.000%, 10/01/23	10/22 at 100.00	A1		1,319,406
110	5.000%, 10/01/24	10/22 at 100.00	A1		130,098

1,900	Ohio State Building Authority, State Facilities Bonds, Administrative Building Fund Projects, Series 2005A, 5.000%, 4/01/25 – AGM Insured	4/15 at 100.00	AA		2,076,339

3,135	Ohio State Building Authority, State Facilities Bonds, Adult Correctional Building Fund Project, Series 2005A, 5.000%, 4/01/23 – AGM Insured	4/15 at 100.00	AA		3,429,408

	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2005A-II:
1,000	5.250%, 2/01/19 – AGM Insured	2/15 at 100.00	AA		1,092,280
1,000	5.250%, 2/01/20 – AGM Insured	2/15 at 100.00	AA		1,092,280

11,900	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A, 0.000%, 8/01/34	No Opt. Call	A+		3,576,069

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A:
400	0.000%, 8/01/35	No Opt. Call	A+		111,852
500	5.375%, 8/01/39	2/20 at 100.00	A+		529,885
5,000	5.500%, 8/01/42	2/20 at 100.00	A+		5,329,700

18,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/44 – NPFG Insured	No Opt. Call	AA–		3,134,700

400	Riversouth Authority, Ohio, Lazarus Building Redevelopment Bonds, Series 2007A, 5.750%, 12/01/27	12/17 at 100.00	N/R		410,980

	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Refunding Series 2012A:
1,400	5.000%, 12/01/23	12/22 at 100.00	AA+		1,692,194
800	5.000%, 12/01/24	12/22 at 100.00	AA+		960,616
136,205	Total Tax Obligation/Limited				120,232,522
	Transportation – 4.5%

	Cleveland, Ohio, Airport System Revenue Bonds, Series 2012A:
5,000	5.000%, 1/01/30	1/22 at 100.00	A–		5,640,900
3,450	5.000%, 1/01/31 – AGM Insured	1/22 at 100.00	AA–		3,931,931
2,000	5.000%, 1/01/31	1/22 at 100.00	A–		2,244,940

1,000	Columbus Regional Airport Authority, Ohio, Revenue Bonds, Refunding Series 2007, 5.000%, 1/01/28 – NPFG Insured	1/17 at 100.00	A+		1,120,810

	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2003C:
1,025	5.250%, 12/01/27 – RAAI Insured (Alternative Minimum Tax)	12/13 at 100.00	A–		1,039,330
1,000	5.350%, 12/01/32 – RAAI Insured (Alternative Minimum Tax)	12/13 at 100.00	A–		1,009,840

10,000	Ohio Turnpike Commission, Revenue Refunding Bonds, Series 1998A, 5.500%, 2/15/24 – FGIC Insured	No Opt. Call	AA		12,853,497
23,475	Total Transportation				27,841,248
	U.S. Guaranteed – 16.4% (5)

5,690	Akron, Ohio, Income Tax Revenue Bonds, Community Learning Centers, Series 2004A, 5.000%, 12/01/33 (Pre-refunded 12/01/13) – FGIC Insured	12/13 at 100.00	AA+	(5)	5,897,173

3,590	Canal Winchester Local School District, Franklin and Fairfield Counties, Ohio, General Obligation Bonds, Series 2005B, 5.000%, 12/01/27 (Pre-refunded 6/01/15) – NPFG Insured	6/15 at 100.00	A1	(5)	3,967,740

44	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed (5) (continued)

$2,295	Central Ohio Solid Waste Authority, General Obligation Bonds, Series 2004A, 5.000%, 12/01/15 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	AAA		$2,433,618

4,090	Cleveland State University, Ohio, General Receipts Bonds, Series 2003A, 5.000%, 6/01/23 (Pre-refunded 6/01/13) – FGIC Insured	6/13 at 100.00	A+	(5)	4,141,043

1,380	Columbus, Ohio, Tax Increment Financing Bonds, Easton Project, Series 2004A, 5.000%, 12/01/25 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	N/R	(5)	1,460,633

2,675	Cuyahoga County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/22 (Pre-refunded 12/01/14)	12/14 at 100.00	AA+	(5)	2,897,881

	Cuyahoga County, Ohio, Revenue Refunding Bonds, Cleveland Clinic Health System, Series 2003A:
1,990	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2	(5)	2,029,561
1,910	6.000%, 1/01/32 (Pre-refunded 7/01/13)	7/13 at 100.00	Aa2	(5)	1,947,971

1,245	Cuyahoga Falls, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/18 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa2	(5)	1,319,862

1,235	Dayton, Ohio, Airport Revenue Bonds, James M. Cox International Airport, Series 2005B, 5.000%, 12/01/14 – SYNCORA GTY Insured (ETM)	No Opt. Call	A–	(5)	1,337,900

1,170	Dayton, Ohio, General Obligation Bonds, Series 2004, 5.250%, 12/01/15 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa2	(5)	1,244,026

1,000	Fairview Park, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/25 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	Aa2	(5)	1,126,440

2,140	Greater Cleveland Regional Transit Authority, Ohio, General Obligation Bonds, Capital Improvement Refunding Series 2004, 5.000%, 12/01/17 (Pre-refunded 12/01/14) – NPFG Insured	12/14 at 100.00	Aa2	(5)	2,318,305

1,775	Hebron, Ohio, Mortgage Revenue Bonds, Waterworks System Improvements, Series 2004, 5.875%, 12/01/25 (Pre-refunded 6/01/14)	6/14 at 100.00	N/R	(5)	1,901,238

2,500	Hubbard Exempt Village School District, Trumbull County, Ohio, General Obligation Bonds, Classroom Facilities Improvements, Series 2007, 5.000%, 12/01/34 (Pre-refunded 6/01/17) – CIFG Insured	6/17 at 100.00	A+	(5)	2,955,875

1,270	Kenston Local School District, Geauga County, Ohio, General Obligation Bonds, Series 2003, 5.000%, 12/01/23 (Pre-refunded 6/01/13) – NPFG Insured	6/13 at 100.00	Aa1	(5)	1,285,951

	Kings Local School District, Warren County, Ohio, General Obligation Bonds, School Improvement Series 2005:
1,000	5.000%, 12/01/22 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	AA	(5)	1,097,500
1,480	5.000%, 12/01/24 (Pre-refunded 12/01/15) – NPFG Insured	12/15 at 100.00	AA	(5)	1,620,082

1,260	Lancaster, Ohio, Wastewater System Improvement Revenue Bonds, Series 2004, 5.000%, 12/01/25 (Pre-refunded 12/01/14) – AMBAC Insured	12/14 at 100.00	N/R	(5)	1,361,959

5,610	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2001, 5.375%, 9/01/21 (ETM)	3/13 at 100.00	N/R	(5)	5,635,638

	Montgomery County, Ohio, Revenue Bonds, Miami Valley Hospital, Series 2009A:
2,000	6.250%, 11/15/33 (Pre-refunded 11/15/14)	11/14 at 100.00	Aa3	(5)	2,205,280
1,125	6.250%, 11/15/39 (Pre-refunded 11/15/14)	11/14 at 100.00	Aa3	(5)	1,240,470

	Ohio Higher Education Facilities Commission, General Revenue Bonds, Case Western Reserve University, Series 2004A:
2,310	5.000%, 12/01/16 (Pre-refunded 12/01/13) – AMBAC Insured	12/13 at 100.00	AA–	(5)	2,393,206
2,825	5.000%, 12/01/17 (Pre-refunded 12/01/13) – AMBAC Insured	12/13 at 100.00	AA–	(5)	2,926,757
2,975	5.000%, 12/01/18 (Pre-refunded 12/01/13) – AMBAC Insured	12/13 at 100.00	AA–	(5)	3,082,160

	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Series 2004:
1,315	5.000%, 12/01/25 (Pre-refunded 12/01/14) – AMBAC Insured	12/14 at 100.00	A	(5)	1,422,620
1,060	5.000%, 12/01/27 (Pre-refunded 12/01/14) – AMBAC Insured	12/14 at 100.00	A	(5)	1,146,750

Nuveen Investments	45

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed (5) (continued)

$1,650	Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds, University Hospitals Health System, Series 2009, 6.750%, 1/15/39 (Pre-refunded 1/15/15)	1/15 at 100.00	A	(5)	$1,846,862

1,855	Ohio University at Athens, Subordinate Lien General Receipts Bonds, Series 2004, 5.000%, 12/01/21 (Pre-refunded 6/01/14) – NPFG Insured	6/14 at 100.00	Aa3	(5)	1,965,818

2,670	Ohio Water Development Authority, Loan Revenue Bonds, Pure Water Development, Series 1990I, 6.000%, 12/01/16 – AMBAC Insured (ETM)	No Opt. Call	Aaa		2,927,548

530	Ohio Water Development Authority, Revenue Bonds, Drinking Water Assistance Fund, State Match, Series 2008, 5.000%, 6/01/28 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AAA		640,076

	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2005B:
1,000	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA		1,103,780
645	5.000%, 6/01/25 (Pre-refunded 6/01/15)	6/15 at 100.00	AAA		711,938

730	Ohio, General Obligation Bonds, Common Schools, Series 2004B, 5.000%, 3/15/21 (Pre-refunded 3/15/14)	3/14 at 100.00	AA+	(5)	766,617

1,845	Ohio, General Obligation Bonds, Infrastructure Improvement Series 2005A, 5.000%, 9/01/16 (Pre-refunded 3/01/15)	3/15 at 100.00	AA+	(5)	2,017,526

1,490	Ohio, State Appropriation Lease Bonds, Mental Health Capital Facilities, Series 2003B-II, 5.000%, 6/01/16 (Pre-refunded 6/01/13)	6/13 at 100.00	AA	(5)	1,508,714

1,000	Ohio, State Appropriation Lease Bonds, Parks and Recreation Capital Facilities, Series 2004A-II, 5.000%, 12/01/15 (Pre-refunded 12/01/13)	12/13 at 100.00	AA	(5)	1,036,650

	Olentangy Local School District, Delaware and Franklin Counties, Ohio, General Obligation Bonds, Series 2004A:
400	5.250%, 12/01/21 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+	(5)	425,152
3,055	5.250%, 12/01/22 (Pre-refunded 6/01/14) – FGIC Insured	6/14 at 100.00	AA+	(5)	3,247,098

1,495	Otsego Local School District, Wood, Henry and Lucas Counties, Ohio, General Obligation Bonds, Series 2004, 5.375%, 12/01/22 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	Aa3	(5)	1,629,954

1,545	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%, 7/01/17 (ETM)	No Opt. Call	AA+	(5)	1,390,655

1,000	Riversouth Authority, Ohio, Riversouth Area Redevelopment Bonds, Series 2004A, 5.250%, 12/01/17 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+	(5)	1,063,270

3,315	South Point Local School District, Lawrence County, Ohio, General Obligation Bonds, Series 2004, 5.000%, 12/01/24 (Pre-refunded 12/01/14) – AGM Insured	12/14 at 100.00	AA	(5)	3,591,206

1,185	Sugarcreek Local School District, Athens County, Ohio, General Obligation Bonds, Series 2003, 5.250%, 12/01/24 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	N/R	(5)	1,230,860

3,755	Toledo City School District, Lucas County, Ohio, General Obligation Bonds, Series 2003B, 5.000%, 12/01/22 (Pre-refunded 12/01/13) – FGIC Insured	12/13 at 100.00	Aa2	(5)	3,890,255

1,510	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004A, 5.000%, 6/01/21 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	Aa3	(5)	1,600,207

	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004D:
1,325	5.000%, 6/01/24 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	AA–	(5)	1,404,156
1,005	5.000%, 6/01/26 (Pre-refunded 6/01/14) – AMBAC Insured	6/14 at 100.00	AA–	(5)	1,065,039

1,025	University of Cincinnati, Ohio, General Receipts Bonds, Series 2004E, 5.000%, 6/01/21 (Pre-refunded 12/01/14) – AMBAC Insured	12/14 at 100.00	AA–	(5)	1,109,829

	West Chester Township, Butler County, Ohio, General Obligation Bonds, Series 2003:
1,365	5.250%, 12/01/19 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	Aaa		1,417,935
1,515	5.250%, 12/01/21 (Pre-refunded 12/01/13) – NPFG Insured	12/13 at 100.00	Aaa		1,573,752
95,825	Total U.S. Guaranteed				101,562,536

46	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Utilities – 7.5%

	American Municipal Power Ohio Inc., General Revenue Bonds, Prairie State Energy Campus Project Series 2008A:
$1,000	5.000%, 2/15/31	2/18 at 100.00	A1	$1,118,940
5,000	5.250%, 2/15/43	2/18 at 100.00	A1	5,557,850

1,535	Cleveland Public Power System, Ohio, First Mortgage Improvement Revenue Bonds, Series 1994A, 0.000%, 11/15/13 – NPFG Insured	No Opt. Call	A2	1,527,908

	Cleveland, Ohio, Public Power System Revenue Bonds, Series 2008B:
4,740	0.000%, 11/15/34 – NPFG Insured	No Opt. Call	A2	1,836,371
2,000	5.000%, 11/15/38 – NPFG Insured	5/18 at 100.00	A2	2,173,020
7,500	0.000%, 11/15/38 – NPFG Insured	No Opt. Call	A2	2,291,325

1,000	Hamilton, Ohio, Electric System Revenue Bonds, Refunding Series 2002A, 4.300%, 10/15/16 – AGM Insured	10/15 at 101.00	A2	1,102,590

2,800	Ohio Air Quality Development Authority, Air Quality Revenue Refunding Bonds, Columbus Southern Power Company Project, Series 2009B, 5.800%, 12/01/38 (Mandatory put 12/01/19)	12/19 at 100.00	Baa1	3,209,276

500	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Refunding Bonds, FirstEnergy Generation Corp. Project, Series 2010A, 3.375%, 7/01/33 (Mandatory put 7/01/15)	No Opt. Call	BBB–	521,190

500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, FirstEnergy Generation Corp. Project, Series 2009A, 5.700%, 8/01/20	No Opt. Call	BBB–	601,045

4,400	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation Project, Series 2009E, 5.625%, 10/01/19	No Opt. Call	BBB–	5,149,100

	Ohio Municipal Electric Generation Agency, Beneficial Interest Certificates, Belleville Hydroelectric Project – Joint Venture 5, Series 2004:
1,000	5.000%, 2/15/20 – AMBAC Insured	2/14 at 100.00	A1	1,044,060
5,450	5.000%, 2/15/21 – AMBAC Insured	2/14 at 100.00	A1	5,687,402
1,640	5.000%, 2/15/22 – AMBAC Insured	2/14 at 100.00	A1	1,712,258
3,295	5.000%, 2/15/23 – AMBAC Insured	2/14 at 100.00	A1	3,434,280

4,285	Ohio Water Development Authority, Pollution Control Revenue Refunding Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2010B, 2.200%, 6/01/33 (Mandatory put 6/01/16)	No Opt. Call	BBB–	4,330,807

400	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW, 5.375%, 7/01/23	7/18 at 100.00	BBB+	423,632

4,460	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Co-Generation Facility Revenue Bonds, Series 2000A, 6.625%, 6/01/26 (Alternative Minimum Tax)	6/13 at 100.00	Ba1	4,459,732
51,505	Total Utilities			46,180,786
	Water and Sewer – 7.3%

1,390	Akron, Ohio, Waterworks System Mortgage Revenue Improvement and Refunding Bonds, Series 2009, 5.000%, 3/01/34 – AGC Insured	3/19 at 100.00	A3	1,515,058

1,730	Butler County, Ohio, Sewerage System Revenue Bonds, Series 2005, 5.000%, 12/01/23 – AGM Insured	No Opt. Call	Aa3	2,114,856

4,355	Cincinnati, Ohio, Water System Revenue Bonds, Series 2007B, 5.000%, 12/01/32	12/17 at 100.00	AAA	4,978,462

865	City of Marysville, Ohio, Water System Mortgage Revenue Bonds, Series 2007, 5.000%, 12/01/32 – AMBAC Insured	12/17 at 100.00	A1	973,237

	Cleveland, Ohio, Water Revenue Bonds, Second Lien Series2012A:
1,500	5.000%, 1/01/24	1/22 at 100.00	Aa2	1,829,685
775	5.000%, 1/01/26	1/22 at 100.00	Aa2	923,413
1,000	5.000%, 1/01/27	1/22 at 100.00	Aa2	1,179,370

10,330	Cleveland, Ohio, Waterworks First Mortgage Revenue Refunding and Improvement Bonds, Series 1993G, 5.500%, 1/01/21 – NPFG Insured	No Opt. Call	Aa1	13,005,674

930	Hamilton County, Ohio, Sewer System Revenue and Improvement Bonds, Metropolitan Sewer District of Greater Cincinnati, Series 2006A, 5.000%, 12/01/26 – NPFG Insured	12/16 at 100.00	AA+	1,057,447

Nuveen Investments	47

Portfolio of Investments (Unaudited)

Nuveen Ohio Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Water and Sewer (continued)

$450	Ironton, Ohio, Sewer System Improvement Revenue Bonds, Series 2011, 5.250%, 12/01/40 – AGM Insured	12/20 at 100.00	A2	$510,431

1,745	Lebanon, Ohio, Waterworks System Revenue Bonds, Improvement and Refunding Series 2012, 5.000%, 12/01/31	12/21 at 100.00	Aa3	2,012,700

5,590	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2007, 4.750%, 12/01/47 – SYNCORA GTY Insured	12/17 at 100.00	A–	5,821,091

	Marysville, Ohio, Wastewater Treatment System Revenue Bonds, Series 2006:
1,755	5.250%, 12/01/25 – SYNCORA GTY Insured	12/16 at 100.00	A–	2,006,702
80	4.750%, 12/01/46 – SYNCORA GTY Insured	12/16 at 100.00	A–	83,394

700	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Series 2007, 4.500%, 11/15/37 – NPFG Insured	5/17 at 100.00	AA+	734,874

105	Ohio Water Development Authority, Revenue Bonds, Fresh Water Development, Series 2004, 5.250%, 12/01/15	6/14 at 100.00	AAA	111,424

	Ohio Water Development Authority, Revenue Bonds, Water Development Community Assistance Program, Refunding Series 2009:
1,405	5.000%, 12/01/25	12/19 at 100.00	Aa1	1,658,490
1,475	5.000%, 12/01/26	12/19 at 100.00	Aa1	1,734,615

200	Ohio Water Development Authority, Water Pollution Control Loan Fund Revenue Bonds, Water Quality Project, Series 2010A, 5.000%, 6/01/30	12/19 at 100.00	AAA	237,232

2,060	Springboro, Ohio, Sewer System Mortgage Revenue Bonds, Refunding Series 2012, 5.000%, 6/01/27	6/22 at 100.00	Aa3	2,456,362
38,440	Total Water and Sewer			44,944,517
$590,355	Total Investments (cost $556,328,248) – 98.7%			609,626,649
	Other Assets Less Liabilities – 1.3%			8,134,396
	Net Assets – 100%			$617,761,045

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$609,626,649	$—	$609,626,649

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing

48	Nuveen Investments

certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2013, the cost of investments was $555,993,032.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$54,003,338
Depreciation	(369,721)
Net unrealized appreciation (depreciation) of investments	$53,633,617

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	49

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.9%

$1,000	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2010, 5.500%, 2/01/21	No Opt. Call	AA–	$1,144,110
	Consumer Staples – 2.0%

1,025	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.500%, 5/15/39	5/13 at 100.00	BBB	1,035,230

	Virgin Islands Public Finance Authority, Matching Fund Revenue Loan Note – Diageo Project, Series 2009A:
1,000	6.625%, 10/01/29	10/19 at 100.00	BBB	1,172,220
240	6.750%, 10/01/37	10/19 at 100.00	BBB	282,307
2,265	Total Consumer Staples			2,489,757
	Education and Civic Organizations – 8.0%

500	Delafield Community Development Authority, Wisconsin, Redevelopment Revenue Bonds, Saint John’s Northwestern Military Academy, Series 2009, 4.700%, 6/01/34	6/19 at 100.00	Aaa	562,940

	Madison Community Development Authority, Wisconsin, Revenue Bonds, The Wisconsin Alumni Research Foundation, Series 2009:
1,000	5.000%, 10/01/23	10/19 at 100.00	AAA	1,202,520
500	5.000%, 10/01/27	10/19 at 100.00	AAA	591,075
300	5.000%, 10/01/28	10/19 at 100.00	AAA	353,391
2,250	5.000%, 10/01/34	10/19 at 100.00	AAA	2,672,213

1,300	Milwaukee Redevelopment Authority, Wisconsin, Revenue Bonds, Milwaukee School of Engineering Project, Series 2012, 4.100%, 4/01/32 – AGM Insured	4/22 at 100.00	AA–	1,353,976

550	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Fin Authority, Higher Ed Rev and Rev Refunding Bonds, University of the Sacred Heart Project, Series 2012, 5.000%, 10/01/42	No Opt. Call	BBB	559,196

1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico Project, Refunding Series 2012, 5.000%, 10/01/20	No Opt. Call	A–	1,131,590

250	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/13 at 100.00	BBB–	250,898

1,285	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2006, 5.000%, 3/01/36	3/16 at 100.00	BBB–	1,265,995
8,935	Total Education and Civic Organizations			9,943,794
	Health Care – 17.8%

	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc., Series 2009:
1,150	5.500%, 2/15/29	2/19 at 100.00	A3	1,282,975
2,550	5.875%, 2/15/39	2/19 at 100.00	A3	2,887,314

1,500	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 2011A, 6.000%, 7/01/33	7/21 at 100.00	A–	1,678,740

1,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/36 (WI/DD, Settling 3/14/13)	7/23 at 100.00	A–	1,962,328

1,205	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/28	7/21 at 100.00	A	1,359,987

1,230	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior Healthcare, Series 2006, 5.000%, 5/01/32	5/16 at 100.00	BBB	1,256,507

50	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Health Care (continued)

$1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Community Health, Inc. Obligated Group, Tender Option Bond Trust 3592, 18.111%, 4/01/17 (IF) (4)	No Opt. Call	AA–	$1,403,640

250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc. Obligated Group, Tender option Bond Trust 3592, 14.108%, 10/01/20 (IF) (4)	No Opt. Call	AA–	251,160

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A+	1,117,890

665	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Howard Young Health Care, Inc., Refunding Series 2012, 5.000%, 8/15/22	No Opt. Call	BBB+	743,005

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2006A, 5.375%, 2/15/34	2/16 at 100.00	A–	1,049,320

890	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/40	2/22 at 100.00	A–	975,796

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc., Series 2011A, 5.750%, 5/01/35	5/21 at 100.00	A+	1,180,130

1,350	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32	8/22 at 100.00	A+	1,512,500

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ThedaCare, Inc., Series 2009A, 5.500%, 12/15/38	12/19 at 100.00	AA–	1,111,370

2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Healthcare System, Series 2006A, 5.250%, 8/15/19	8/16 at 100.00	A–	2,257,800
19,540	Total Health Care			22,030,462
	Housing/Multifamily – 2.4%

1,880	Puerto Rico Housing Finance Authority, Subordinate Lien Capital Fund Program Revenue Bonds, Modernization Series 2008, 5.125%, 12/01/27	12/18 at 100.00	A+	2,007,332

970	Wisconsin Housing and Economic Development Authority, Housing Revenue Bonds, Series 2006A, 4.550%, 5/01/27 (Alternative Minimum Tax)	5/16 at 100.00	AA	1,000,458
2,850	Total Housing/Multifamily			3,007,790
	Housing/Single Family – 3.3%

1,500	Platteville Redevelopment Authority, Wisconsin, Revenue Bonds, University of Wisconsin – Platteville Real Estate Foundation Project, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	BBB–	1,583,550

20	Virgin Islands Housing Finance Corporation, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1995A, 6.450%, 3/01/16 (Alternative Minimum Tax)	9/13 at 100.00	N/R	20,069

	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series 2005E:
1,000	4.900%, 11/01/35	5/15 at 100.00	AA	1,028,050
1,375	4.900%, 11/01/35 – AMBAC Insured	5/15 at 100.00	AA	1,413,569
3,895	Total Housing/Single Family			4,045,238
	Long-Term Care – 0.9%

1,000	New Richmond Community Development Authority, Wisconsin, Health Care Facilities Revenue Bonds, PHM/New Richmond Senior Housing, Inc., Series 2011, 6.650%, 9/01/43	9/18 at 101.00	N/R	1,090,740
	Materials – 1.5%

1,605	Green Bay Redevelopment Authority, Wisconsin, Industrial Development Revenue Bonds, Fort James Project, Series 1999, 5.600%, 5/01/19 (Alternative Minimum Tax)	No Opt. Call	N/R	1,862,089

Nuveen Investments	51

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tax Obligation/General – 1.6%

	Puerto Rico, General Obligation Bonds, Public Improvement, Refunding Series 2012A:
$1,000	5.125%, 7/01/37	7/22 at 100.00	BBB+	$1,003,610
1,000	5.000%, 7/01/41	7/22 at 100.00	BBB+	988,720
2,000	Total Tax Obligation/General			1,992,330
	Tax Obligation/Limited – 38.4%

650	Beloit Community Development Authority, Rock County, Wisconsin, Lease Revenue Bonds, Series 2009, 5.000%, 3/01/25	3/18 at 100.00	N/R	712,985

2,000	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Bayshore Public Parking Project, Series 2004A, 5.000%, 10/01/24	10/14 at 100.00	A1	2,083,240

	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 7, Series 2011B:
1,000	3.850%, 9/01/20	9/18 at 100.00	A1	1,093,470
500	3.700%, 9/01/21	9/18 at 100.00	A1	536,505

	Glendale Community Development Authority, Wisconsin, Community Development Lease Revenue Refunding Bonds, Tax Increment District 7, Series 2012:
180	2.000%, 9/01/13	No Opt. Call	A1	181,372
100	1.850%, 9/01/18	No Opt. Call	A1	101,562
500	2.750%, 9/01/22	9/20 at 100.00	A1	510,680

	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,000	5.000%, 1/01/31	1/22 at 100.00	A	1,126,540
440	5.125%, 1/01/42	1/22 at 100.00	A	489,878

675	Milwaukee Redevelopment Authority, Wisconsin, HSI Industrial I LLC Project Revenue Bonds, Series 2008, 5.125%, 6/01/29	6/16 at 100.00	A2	744,140

2,000	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2002A, 4.875%, 8/01/21 – AMBAC Insured	8/13 at 100.00	Aa3	2,007,800

1,300	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Neighborhood Public Schools Initiative, Series 2007A, 4.000%, 8/01/23 – AMBAC Insured	8/17 at 100.00	Aa3	1,403,090

275	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2005A, 4.600%, 8/01/22	8/15 at 100.00	Aa3	291,228

1,500	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.000%, 12/01/26	12/14 at 100.00	A1	1,593,675

	Neenah Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2008A:
500	4.625%, 12/01/28	12/18 at 100.00	A1	552,370
1,000	4.750%, 12/01/32	12/18 at 100.00	A1	1,091,600

2,500	Oneida Tribe of Indians of Wisconsin, Retail Sales Revenue Bonds, Series 2010, 6.500%, 2/01/31	2/19 at 102.00	AA–	2,881,325

500	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series 2006A, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	BBB+	493,175

1,200	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004-I, 5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	BBB	1,206,024

1,765	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2006, 5.000%, 7/01/46	7/16 at 100.00	BBB+	1,718,792

1,280	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series 2011S, 6.000%, 7/01/41	7/21 at 100.00	BBB+	1,373,107

	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2009A:
1,000	0.000%, 8/01/32	8/26 at 100.00	A+	1,060,010
1,000	6.000%, 8/01/42	8/19 at 100.00	A+	1,104,850

52	Nuveen Investments

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	Tax Obligation/Limited (continued)

$1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010A, 5.500%, 8/01/42	2/20 at 100.00	A+		$1,065,940

1,325	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 6.000%, 8/01/39	8/20 at 100.00	A+		1,482,463

6,615	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/45 – NPFG Insured	No Opt. Call	AA–		1,079,766

	Saint Francis Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2007:
400	4.150%, 3/01/20	3/17 at 100.00	A1		434,932
300	4.350%, 3/01/22	3/17 at 100.00	A1		321,363
280	4.500%, 3/01/24	3/17 at 100.00	A1		298,399
520	4.600%, 3/01/27	3/17 at 100.00	A1		552,516

1,785	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A, 5.500%, 12/15/26 – NPFG Insured	No Opt. Call	AA–		2,314,288

1,220	Sturgeon Bay Waterfront Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Series 2006A, 4.500%, 10/01/21	10/16 at 100.00	N/R		1,283,757

1,305	Sun Prairie Community Development Authority, Wisconsin, Lease Revenue Bonds, Tax Increment District 8, Series 2006, 4.250%, 8/01/25	8/16 at 100.00	A1		1,413,615

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2012C, 5.000%, 10/01/42	No Opt. Call	BBB+		2,132,500

1,500	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	BBB+		1,644,135

1,145	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate Lien Series 2010B, 5.250%, 10/01/29	10/20 at 100.00	Baa2		1,246,859

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2004A, 5.250%, 10/01/21	10/14 at 100.00	A1		1,053,120

1,000	Weston Community Development Authority, Wisconsin, Lease Revenue Bonds, Series 2005A, 5.000%, 10/01/21	10/15 at 100.00	A1		1,059,310

350	Winnebago County Housing Authority, Wisconsin, Housing Revenue Bonds, Group Home III Project, Series 1992A, 7.125%, 3/01/22	3/13 at 100.00	N/R		353,700

	Wisconsin Center District, Junior Dedicated Tax Revenue Refunding Bonds, Series 1999:
2,985	5.250%, 12/15/23 – AGM Insured	No Opt. Call	AA–		3,521,551
765	5.250%, 12/15/27 – AGM Insured	No Opt. Call	AA–		898,087

2,035	Wisconsin Center District, Senior Dedicated Tax Revenue Refunding Bonds, Series 2003A, 0.000%, 12/15/28 – AGM Insured	No Opt. Call	AA–		1,195,644
50,395	Total Tax Obligation/Limited				47,709,363
	Transportation – 2.0%

1,000	Public Finance Authority, Wisconsin, Senior Airport Facilities Revenue and Refunding Bonds, TrIPS Obligated Group, Series 2012B, 5.000%, 7/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–		1,039,200

1,000	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB–		1,042,010

355	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012, 5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–		395,143
2,355	Total Transportation				2,476,353
	U.S. Guaranteed – 6.9% (5)

1,300	Milwaukee Redevelopment Authority, Wisconsin, Lease Revenue Bonds, Public Schools, Series 2003A, 5.125%, 8/01/21 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	Aa3	(5)	1,327,027

1,000	Onalaska Community Development Authority, Wisconsin, Community Development Lease Revenue Bonds, Series 2003, 4.875%, 10/01/27 (Pre-refunded 10/01/13)	10/13 at 100.00	A1	(5)	1,027,420

Nuveen Investments	53

Portfolio of Investments (Unaudited)

Nuveen Wisconsin Municipal Bond Fund (continued)

February 28, 2013

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)		Value
	U.S. Guaranteed (5) (continued)

	Southeast Wisconsin Professional Baseball Park District, Sales Tax Revenue Refunding Bonds, Series 1998A:
$900	5.500%, 12/15/18 – NPFG Insured (ETM)	No Opt. Call	AA–	(5)	$1,120,590
900	5.500%, 12/15/19 – NPFG Insured (ETM)	No Opt. Call	AA–	(5)	1,141,848
2,220	5.500%, 12/15/20 – NPFG Insured (ETM)	No Opt. Call	AA–	(5)	2,858,072

1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc. Obligated Group, Series 2009, 6.625%, 2/15/32 (Pre-refunded 2/18/14)	2/14 at 100.00	A+	(5)	1,061,460
7,320	Total U.S. Guaranteed				8,536,417
	Utilities – 9.1%

2,150	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/27 – AGM Insured	10/22 at 100.00	AA–		2,504,105

2,250	Kaukauna, Wisconsin, Electric Revenue Bonds, Series 2012A, 5.000%, 12/15/35 – AGM Insured	12/22 at 100.00	AA–		2,514,915

1,310	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2003NN, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	BBB+		1,386,556

1,060	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – FGIC Insured	No Opt. Call	BBB+		1,116,933

1,265	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2010XX, 5.250%, 7/01/40	7/20 at 100.00	BBB+		1,279,889

1,150	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012, 5.000%, 12/15/32	No Opt. Call	A3		1,243,875

1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series 2007A, 5.000%, 7/01/25	7/17 at 100.00	Baa3		1,263,948
10,385	Total Utilities				11,310,221
	Water and Sewer – 2.5%

1,000	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40	7/20 at 100.00	Ba2		1,059,350

1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A, 6.000%, 7/01/38	7/18 at 100.00	BBB		1,035,640

1,000	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2012A, 5.750%, 7/01/37	7/22 at 100.00	BBB		1,035,350
3,000	Total Water and Sewer				3,130,340
$116,545	Total Investments (cost $112,300,169) – 97.3%				120,769,004
	Other Assets Less Liabilities – 2.7%				3,370,489
	Net Assets – 100%				$124,139,493

Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

54	Nuveen Investments

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$—	$120,769,004	$—	$120,769,004

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2013, the cost of investments was $112,205,043.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2013, were as follows:

Gross unrealized:
Appreciation	$8,770,229
Depreciation	(206,268)
Net unrealized appreciation (depreciation) of investments	$8,563,961

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.

(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.

N/R	Not rated.

WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

Nuveen Investments	55

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust IV

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 29, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 29, 2013